BRANDES

Brandes International Equity Fund
Class A – BIEAX
Class C – BIECX
Class I – BIIEX
Class R6 – BIERX

Brandes Global Equity Fund
Class A – BGEAX
Class C – BGVCX
Class I – BGVIX
Class R6 – BGVRX*

Brandes Global Equity Income Fund
Class A – BGIAX
Class C – BGICX
Class I – BGIIX
Class R6 – BGIRX*

Brandes Global Opportunities Value Fund
Class A – BGOAX
Class C – BGOCX
Class I – BGOIX
Class R6 – BOVRX*

Brandes Emerging Markets Value Fund
Class A – BEMAX
Class C – BEMCX
Class I – BEMIX
Class R6 – BEMRX

Brandes International Small Cap Equity Fund
Class A – BISAX
Class C – BINCX
Class I – BISMX
Class R6 – BISRX

Brandes Small Cap Value Fund
Class A – BSCAX
Class I – BSCMX
Class R6 – BSCRX

*      Class R6 shares of this Fund are currently inactive. If interested in purchasing the R6 shares of this Fund, please contact (800) 395-3807 for information.

Prospectus

January 31, 2018, as supplemented February 12, 2018, March 23, 2018 and April 3, 2018

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

SUMMARY SECTION This important section summarizes the Funds’ investments, risks, fees and past performance.	Brandes International Equity Fund	1
	Brandes Global Equity Fund	7
	Brandes Global Equity Income Fund	13
	Brandes Global Opportunities Value Fund	18
	Brandes Emerging Markets Value Fund	24
	Brandes International Small Cap Equity Fund	30
	Brandes Small Cap Value Fund	36

INVESTMENT OBJECTIVE, POLICIES AND RISKS This section provides details about the Funds’ investment strategies and risks.	Investment Objectives	41
	Investment Policies	41
	Principal Risks of Investing in the Funds	45
	Portfolio Holdings	49

FUND MANAGEMENT Review this section for information about the organizations and people who oversee the Funds.	FUND MANAGEMENT	50
	The Investment Advisor	50
	Portfolio Managers	52

SHAREHOLDER INFORMATION This section explains how shares are valued and how to purchase and sell shares, and provides information on dividends, distributions and taxes.	SHAREHOLDER INFORMATION	68
	Description of Classes	68
	Class A Shares	69
	Class C Shares	73
	Class I Shares	73
	Class R6 Shares	73
	Shareholder Servicing Plan	74
	Distribution Plan	74
	Additional Payments to Dealers	74
	Anti-Money Laundering	75
	Pricing of Fund Shares	75
	Purchasing and Adding to Your Shares	77
	Exchanging Your Shares	79
	Selling Your Shares	79
	Policy on Disruptive Trading	83
	Dividends and Distributions	85
	Taxes	85

INDEX DESCRIPTION This section provides a description of the market indices mentioned in this Prospectus.	INDEX DESCRIPTIONS	87
FINANCIAL HIGHLIGHTS Review this section for details on selected financial statements of the Funds.	FINANCIAL HIGHLIGHTS	88
	APPENDIX	A-1
	PRIVACY NOTICE	PN-1

Table of Contents - Equity Funds Prospectus

SUMMARY SECTION

Brandes International Equity Fund

Investment Objective
The Brandes International Equity Fund (the “International Equity Fund” or “Fund”) seeks long term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds.  More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 65 of the Prospectus and “Additional Purchase and Redemption Information” on page B‑86 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%		None		None	None
Maximum Deferred Sales Charge (Load)		None*		1.00%#		None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I		Class R6
Management Fees		0.80%		0.80%		0.80%	0.80%
Distribution (12b-1) Fees		0.25%		0.75%		None	None
Other Expenses
Shareholder Servicing Fees	None		0.25%		None		None
Other Expenses(1)	0.12%		0.12%		0.17%		0.12%
Total Other Expenses		0.12%		0.37%		0.17%	0.12%
Total Annual Fund Operating Expenses		1.17%		1.92%		0.97%	0.92%
Less: Fee Waiver and/or Expense Reimbursement		0.00%		0.00%		0.00%	-0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)		1.17%		1.92%		0.97%	0.82%

*
Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.

#	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

(1)	“Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees.

(2)
The Advisor has contractually agreed to limit the International Equity Fund’s Class A, Class C, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.20% for Class A, 1.95% for Class C, 1.00% for Class I and 0.82% for Class R6, as percentages of the  respective Fund classes’ average daily net assets through January 31, 2019 (the “Expense Caps”).  The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Advisor.  The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund.  The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at the time of reimbursement.

Summary Section	-1-	Brandes International Equity Fund
Table of Contents - Equity Funds Prospectus

Example
This Example is intended to help you compare the costs of investing in the International Equity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$687	$925	$1,182	$1,914
Class C	$295	$603	$1,037	$2,243
Class I	$99	$309	$536	$1,190
Class R6	$84	$283	$500	$1,122

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$195	$603	$1,037	$2,243

Portfolio Turnover
The International Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.82%.

Principal Investment Strategies
The International Equity Fund invests principally in equity securities of foreign companies.  These companies generally have market capitalizations (market value of publicly traded equity securities) greater than $5 billion.  A foreign company is determined to be “foreign” on the basis of its domicile, its principal place of business, its primary stock exchange listing, and/or the source of its revenues.  Under normal market conditions, the Fund invests at least 80% of its net assets measured at the time of purchase in equity securities of issuers located in at least three countries outside of the United States.  Equity securities include common and preferred stocks, warrants and rights.  Up to 30% of the Fund’s total assets, measured at the time of purchase, may be invested in securities of companies located in emerging market countries (including frontier market countries).

Brandes Investment Partners, L.P., the International Equity Fund’s investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio.  When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business.  By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation.  The Advisor may sell a security when its price reaches a target set by the Advisor, the Advisor believes that other investments are more attractive, or for other reasons.

Summary Section	-2-	Brandes International Equity Fund

Table of Contents - Equity Funds Prospectus

Principal Investment Risks
Because the values of the International Equity Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund.  You could lose money on your investment in the Fund, or the Fund could underperform other investments.  Principal risks of the International Equity Fund are as follows:

•
Currency Risk – Because the International Equity Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates.  Such changes will also affect the Fund’s income.

•
Foreign Securities Risk – The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the International Equity Fund invests. The interrelationships of the global economies, volatility or threats to stability of any significant currency, such as occurred in the past with the European Monetary Union, or significant political instability of any country or region, may affect other markets and the risk of an investment in the Fund.

•
Emerging Markets Risk – Emerging markets may involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are among the riskiest markets in the world in which to invest. Frontier markets have the fewest number of investors and investment holdings and may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also have substantial political and currency risk.

•	Stock Risk – The values of the International Equity Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

•
Value Securities Risk – The International Equity Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business, that have caused the securities to be out of favor.  It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline.  In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•
Value Style Risk – Value style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Summary Section	-3-	Brandes International Equity Fund

Table of Contents - Equity Funds Prospectus

Performance
The following performance information shows you how the International Equity Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Fund’s Class I shares for the past ten years.  The table below compares the Fund’s total return over time to a broad-based securities index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the Fund will perform in the future.  Updated performance is available on the Fund’s website at www.brandesfunds.com.

Brandes International Equity Fund
Year-by-Year Total Returns as of December 31,
for Class I Shares

Best Quarter	Q2	2009	23.19%
Worst Quarter	Q4	2008	-17.86%

Brandes International Equity Fund
Average Annual Total Returns
For periods ending December 31, 2017
(Returns reflect applicable sales charges)
Brandes International Equity Fund	1 Year	5 Years	10 Years
Class A Shares – Return Before Taxes	8.29%	6.62%	0.53%
Class C Shares – Return Before Taxes	13.03%	7.09%	0.34%
Class R6 Shares – Return Before Taxes	15.27%	8.19%	1.39%
Class I Shares – Return Before Taxes	15.14%	8.09%	1.31%
Return After Taxes on Distributions	14.90%	7.81%	1.02%
Return After Taxes on Distributions and Sale of Fund Shares	9.22%	6.65%	1.34%
MSCI EAFE (Net Dividends) Index (reflects no deduction for fees, expenses or taxes)	25.03%	7.90%	1.94%

The International Equity Fund commenced operations in 1997.  Prior to October 6, 2008, the Fund had only one class of shares (currently designated as Class I Shares).  Class A shares commenced operations on January 31, 2011, but prior to January 31, 2013, Class A shares were known as Class S shares.  (Class A shares have the same operating expenses as Class S shares.)  Performance shown prior to January 31, 2011 for Class A shares reflects the performance of Class I shares restated to reflect Class A sales loads and expenses.  Class C shares commenced operations on January 31, 2013.  Performance shown prior to the inception of Class C shares reflects the performance of Class I shares restated to reflect Class C expenses.  Class R6 shares commenced operations on February 1, 2016.  Performance shown prior to the inception of Class R6 shares reflects the performance of Class I shares restated to reflect Class R6 expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-advantaged accounts such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only.  After-tax returns for other Classes will vary.

Summary Section	-4-	Brandes International Equity Fund

Table of Contents - Equity Funds Prospectus

The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Advisor. Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed this Fund Since:
Brent Woods, CFA	Chief Executive Officer and International Large Cap Investment Committee Voting Member	1997

Amelia Morris, CFA	Director, Investments Group and International Large Cap Investment Committee Voting Member	1998

Jeffrey Germain, CFA	Director, Investments Group and International Large Cap Investment Committee Voting Member	2009

Shingo Omura, CFA	Director, Investments Group and International Large Cap Investment Committee Voting Member	2013

Luiz Sauerbronn	Director, Investments Group and International Large Cap Investment Committee Voting Member and Small Cap Investment Committee Voting Member	2013

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Brandes Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-800-395-3807, or through a financial intermediary. Class A and Class C shares may be purchased only through financial intermediaries.

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Classes A and C
– Regular Accounts	$2,500	$500
– Traditional and Roth IRA Accounts	$1,000	$500
– Automatic Investment Plans	$500	$500
Class I	$100,000	$500
Class R6(1)	$0	$0
(1)
Class R6 shares are generally available to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code.  Class R6 shares are generally available only if plan level or omnibus accounts are held on the books of the Fund.

Tax Information
The International Equity Fund’s distributions are taxed as ordinary income, capital gains, or in certain cases qualified dividend income, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax-advantaged accounts, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Summary Section	-5-	Brandes International Equity Fund

Table of Contents - Equity Funds Prospectus

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the International Equity Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	-6-	Brandes International Equity Fund

Table of Contents - Equity Funds Prospectus

SUMMARY SECTION

Brandes Global Equity Fund

Investment Objective
The Brandes Global Equity Fund (the “Global Equity Fund” or “Fund”) seeks long term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Equity Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds.  More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 68 of the Prospectus and “Additional Purchase and Redemption Information” on page B-86 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%		None		None	None
Maximum Deferred Sales Charge (Load)		None*		1.00%#		None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I		Class R6
Management Fees		0.80%		0.80%		0.80%	0.80%
Distribution (12b-1) Fees		0.25%		0.75%		None	None
Other Expenses
Shareholder Servicing Fees	None		0.25%		None		None
Other Expenses(1)	0.39%		0.40%		0.45%		0.40%
Total Other Expenses		0.39%		0.65%		0.45%	0.40%
Total Annual Fund Operating Expenses		1.44%		2.20%		1.25%	1.20%
Less: Fee Waiver and/or Expense Reimbursement		-0.19%		-0.20%		-0.25%	-0.38%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)		1.25%		2.00%		1.00%	0.82%

*
Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.

#	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

(1)	“Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees.

(2)
The Advisor has contractually agreed to limit the Global Equity Fund’s Class A, Class C, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.25% for Class A, 2.00% for Class C, 1.00% for Class I and 0.82% for Class R6 as percentages of the respective Fund classes’ average daily net assets through January 31, 2019 (the “Expense Caps”).  The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor.  The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund.  The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at the time of reimbursement.

Summary Section	-7-	Brandes Global Equity Fund
Table of Contents - Equity Funds Prospectus

Example
This Example is intended to help you compare the costs of investing in the Global Equity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$695	$987	$1,300	$2,185
Class C	$303	$669	$1,161	$2,518
Class I	$102	$372	$662	$1,489
Class R6	$84	$343	$623	$1,421

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$203	$669	$1,161	$2,518

Portfolio Turnover
The Global Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.42%.

Principal Investment Strategies
The Global Equity Fund invests principally in equity securities of U.S. and foreign companies.  These companies generally have market capitalizations (market value of publicly traded equity securities) greater than $5 billion.  A foreign company is determined to be “foreign” on the basis of its domicile, its principal place of business, its primary stock exchange listing, and/or the source of its revenues.  Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities.  Equity securities include common and preferred stocks, warrants and rights.  The Fund will invest in at least three different countries, and invest at least 40% of its assets (measured at the time of purchase) outside of the United States or, if conditions are not favorable, at least 30% of its assets (measured at the time of purchase) outside of the United States.  For example, if the Advisor determines that non-U.S. markets are generally overvalued compared to U.S. markets, the Fund may invest up to 70% of its assets within the United States.  Up to 30% of the Fund’s total assets, measured at the time of purchase, may be invested in securities of companies located in emerging market countries (including frontier market countries). From time to time, the Fund may invest more than 25% of its assets in any market sector. As of September 30, 2017, the Fund invested 25.2% in the Financial sector.

Brandes Investment Partners, L.P., the Global Equity Fund’s investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio.  When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business.  By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation.  The Advisor may sell a security when its price reaches a target set by the Advisor or the Advisor believes that other investments are more attractive, or for other reasons.

Summary Section	-8-	Brandes Global Equity Fund
Table of Contents - Equity Funds Prospectus

Principal Investment Risks
Because the values of the Global Equity Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund.  You could lose money on your investment in the Fund, or the Fund could underperform other investments.  Principal risks of the Fund are as follows:

•
Currency Risk – Because the Global Equity Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates.  Such changes will also affect the Fund’s income.

•
Foreign Securities Risk – The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Global Equity Fund invests. The interrelationships of the global economies, volatility or threats to stability of any significant currency, such as occurred in the past with the European Monetary Union, or significant political instability of any country or region, may affect other markets and the risk of an investment in the Fund.

•
Emerging Markets Risk – Emerging markets may involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are among the riskiest markets in the world in which to invest. Frontier markets have the fewest number of investors and investment holdings and a few markets may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also have substantial political and currency risk.

•
Financial Sector Risk – Companies in the financial sector are subject to governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently, and may have adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector, as a whole, cannot be predicted.

•	Stock Risk – The values of the Global Equity Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

•
Value Securities Risk – The Global Equity Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business, that have caused the securities to be out of favor.  It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline.  In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•
Value Style Risk – Value style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Summary Section	-9-	Brandes Global Equity Fund
Table of Contents - Equity Funds Prospectus

Performance
The following performance information shows you how the Global Equity Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Fund’s Class I shares since its inception.  The table below compares the Fund’s total return over time to a broad-based securities index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the Fund will perform in the future.  Updated performance is available on the Fund’s website at www.brandesfunds.com.

Brandes Global Equity Fund
Year-by-Year Total Returns as of December 31,
for Class I Shares

Best Quarter	Q2	2009	18.38%
Worst Quarter	Q3	2011	-16.18%

Brandes Global Equity Fund
Average Annual Total Returns
For periods ending December 31, 2017
(Returns reflect applicable sales charges)
Brandes Global Equity Fund	1 Year	5 Years	Since Inception (October 6, 2008)
Class A Shares – Return Before Taxes	9.25%	8.53%	7.00%
Class C Shares – Return Before Taxes	14.05%	9.03%	6.85%
Class R6 Shares – Return Before Taxes	16.22%	10.11%	7.92%
Class I Shares – Return Before Taxes	16.22%	10.11%	7.92%
Return After Taxes on Distributions	15.27%	8.92%	7.00%
Return After Taxes on Distributions and Sale of Fund Shares	10.21%	8.07%	6.54%
MSCI World (Net Dividends) Index (reflects no deduction for fees, expenses or taxes)	22.40%	11.64%	9.82%

Class I shares commenced operations on October 6, 2008.  Class A shares commenced operations on January 31, 2011, but prior to January 31, 2013, Class A shares were known as Class S shares.  (Class A shares have the same operating expenses as Class S shares.)  Performance shown prior to January 31, 2011 for Class A shares reflects the performance of Class I shares restated to reflect Class A sales loads and expenses.  Class C shares commenced operations on January 31, 2013.  Performance shown prior to the inception of Class C shares reflects the performance of Class I shares restated to reflect Class C expenses. As of the date of this prospectus, Class R6 shares have not commenced operations.  Accordingly, the performance shown for Class R6 shares reflects the performance of Class I shares.

Summary Section	-10-	Brandes Global Equity Fund
Table of Contents - Equity Funds Prospectus

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-advantaged accounts such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only.  After-tax returns for other Classes will vary.

The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Advisor.  Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed this Fund Since:
Brent Fredberg	Director, Investments Group and Global Large Cap Investment Committee Voting Member	2008

Ted Kim, CFA	Director, Investments Group and Global Large Cap Investment Committee Voting Member	2013

Kenneth Little, CFA	Managing Director, Investments Group and All-Cap Investment Committee Voting Member and Global Large Cap Investment Committee Voting Member	2013

Brian Matthews, CFA	Director, Investments Group and Global Large Cap Investment Committee Voting Member	2013

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Brandes Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-800-395-3807, or through a financial intermediary.  Class A and Class C shares may be purchased only through financial intermediaries.

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Classes A and C
– Regular Accounts	$2,500	$500
– Traditional and Roth IRA Accounts	$1,000	$500
– Automatic Investment Plans	$500	$500
Class I	$100,000	$500
Class R6(1)	$0	$0
(1)
Class R6 shares are generally available to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code.  Class R6 shares are generally available only if plan level or omnibus accounts are held on the books of the Fund.

Tax Information
The Global Equity Fund’s distributions are taxed as ordinary income, capital gains or in certain cases qualified dividend income, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax-advantaged accounts, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Summary Section	-11-	Brandes Global Equity Fund
Table of Contents - Equity Funds Prospectus

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Global Equity Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	-12-	Brandes Global Equity Fund
Table of Contents - Equity Funds Prospectus

SUMMARY SECTION

Brandes Global Equity Income Fund

Investment Objective
The Brandes Global Equity Income Fund (the “Global Equity Income Fund” or “Fund”) seeks long term capital appreciation and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Equity Income Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds. More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 65 of the Prospectus and “Additional Purchase and Redemption Information” on page B‑86 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%		None		None	None
Maximum Deferred Sales Charge (Load)		None*		1.00%#		None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I		Class R6
Management Fees		0.80%		0.80%		0.80%	0.80%
Distribution (12b-1) Fees		0.25%		0.75%		None	None
Other Expenses
Shareholder Servicing Fees	None		0.25%		None		None
Other Expenses(1)	16.93%		16.08%		16.08%		16.03%
Total Other Expenses		16.93%		16.33%		16.08%	16.03%
Total Annual Fund Operating Expenses		17.98%		17.88%		16.88%	16.83%
Less: Fee Waiver and/or Expense Reimbursement		-16.73%		-15.88%		-15.88%	-16.01%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)		1.25%		2.00%		1.00%	0.82%

*
Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.

#	Charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

(1)	“Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees.

(2)
The Advisor has contractually agreed to limit the Global Equity Income Fund’s Class A, Class C, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.25% for Class A, 2.00% for Class C, 1.00% for Class I and 0.82% for Class R6, as percentages of the  respective Fund classes’ average daily net assets through January 31, 2019 (the “Expense Caps”). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Advisor. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement.

Summary Section	-13-	Brandes Global Equity Income Fund
Table of Contents - Equity Funds Prospectus

Example
This Example is intended to help you compare the costs of investing in the Global Equity Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$695	$3,770	$6,098	$9,737
Class C	$303	$3,427	$5,874	$9,713
Class I	$102	$3,208	$5,620	$9,548
Class R6	$84	$3,188	$5,601	$9,538

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$203	$3,427	$5,874	$9,713

Portfolio Turnover
The Global Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.97%.

Principal Investment Strategies
The Global Equity Income Fund invests primarily in equity securities of U.S. and foreign companies. These companies generally have market capitalizations (market value of publicly traded equity securities) greater than $3 billion at the time of purchase. The Advisor typically focuses on companies with dividend yields above that of the Morgan Stanley Capital International World Index (“MSCI World”), either currently or based on forecasted dividend levels over the next three to five years. A foreign company is determined to be “foreign” on the basis of its domicile, its principal place of business, its primary stock exchange listing, and/or the source of its revenues. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities. Equity securities include common and preferred stocks, warrants and rights. The Fund will invest in at least three different countries, and invest at least 40% of its assets (measured at the time of purchase) outside of the United States or, if conditions are not favorable, at least 30% of its assets (measured at the time of purchase) outside of the United States.  For example, if the Advisor determines that non-U.S. markets are generally overvalued compared to U.S. markets, the Fund may invest up to 70% of its assets within the United States. Up to 30% of the Fund’s total assets, measured at the time of purchase, may be invested in securities of companies located in emerging market countries (including frontier market countries).

Brandes Investment Partners, L.P., the Global Equity Income Fund’s investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio. When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation. The Advisor may sell a security when its price reaches a target set by the Advisor, the Advisor believes that other investments are more attractive, or for other reasons.

Summary Section	-14-	Brandes Global Equity Income Fund

Table of Contents - Equity Funds Prospectus

Principal Investment Risks
Because the values of the Global Equity Income Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Principal risks of the Global Equity Income Fund are as follows:

•
Currency Risks – Because the Global Equity Income Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.

•
Foreign Securities Risks – The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Global Equity Income Fund invests. The interrelationships of the global economies, volatility or threats to stability of any significant currency, such as occurred in the past with the European Monetary Union, or significant political instability of any country or region, may affect other markets and the risk of an investment in the Fund.

•
Emerging Markets Risks – Emerging markets may involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are the riskiest markets in the world in which to invest. Frontier markets have the least number of investors and investment holdings and may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also have substantial political and currency risk.

•
Mid and Small-Capitalization Company Risk – Securities of mid-capitalization and small-capitalization companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.  These securities may also be more difficult to value.

•	Stock Risks – The values of the Global Equity Income Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

•
Value Securities Risks – The Global Equity Income Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business or industry, that have caused the securities to be out of favor. It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•	Value Style Risks – Value style of investing may cause the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time.

Summary Section	-15-	Brandes Global Equity Income Fund
Table of Contents - Equity Funds Prospectus

Performance
The following performance information shows you how the Global Equity Income Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Fund’s Class I shares since its inception.  The table below compares the Fund’s total return over time to a broad-based securities index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the Global Equity Income Fund will perform in the future.  Updated performance is available on the Fund’s website at www.brandesfunds.com.

Brandes Global Equity Income Fund
Total Returns as of December 31,
for Class I Shares

Best Quarter	Q1	2017	6.64%
Worst Quarter	Q3	2015	-7.77%

Brandes Global Equity Income Fund
Average Annual Total Returns
For periods ending December 31, 2017
(Returns reflect applicable sales charges)
Brandes Global Equity Income Fund	1 Year	Since Inception (December 31, 2014)
Class A Shares – Return Before Taxes	12.69%	9.46%
Class C Shares – Return Before Taxes	15.56%	10.00%
Class R6 Shares – Return Before Taxes	17.18%	10.83%
Class I Shares – Return Before Taxes	17.18%	10.83%
Return After Taxes on Distributions	15.75%	9.54%
Return After Taxes on Distributions and Sale of Fund Shares	11.19%	8.35%
MSCI World (Net Dividends) Index (reflects no deduction for fees, expenses or taxes)	22.40%	9.26%

As of the date of this prospectus, Class R6 shares have not commenced operations.  Accordingly, the performance shown for Class R6 shares reflects the performance of Class I shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only.  After-tax returns for other Classes will vary.

Summary Section	-16-	Brandes Global Equity Income Fund
Table of Contents - Equity Funds Prospectus

Management
Investment Advisor. Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed this Fund Since:
Brent Fredberg	Director, Investments Group and Global Large Cap Investment Committee Voting Member	2014

Ted Kim, CFA	Director, Investments Group and Global Large Cap Investment Committee Voting Member	2014

Kenneth Little, CFA	Managing Director, Investments Group and All-Cap Investment Committee Voting Member and Global Large Cap Investment Committee Voting Member	2014

Brian Matthews, CFA	Director, Investments Group and Global Large Cap Investment Committee Voting Member	2014

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Brandes Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-800-395-3807, or through a financial intermediary. Class A and Class C shares may be purchased only through financial intermediaries.

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Classes A and C
– Regular Accounts	$2,500	$500
– Traditional and Roth IRA Accounts	$1,000	$500
– Automatic Investment Plans	$500	$500
Class I	$100,000	$500
Class R6(1)	$0	$0
(1)
Class R6 shares are generally available to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code.  Class R6 shares are generally available only if plan level or omnibus accounts are held on the books of the Fund.

Tax Information
The Global Equity Income Fund’s distributions are taxed as ordinary income, capital gains, or in certain cases qualified dividend income, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an individual retirement account. Distributions on investments made through tax-advantaged accounts, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Global Equity Income Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	-17-	Brandes Global Equity Income Fund
Table of Contents - Equity Funds Prospectus

SUMMARY SECTION

Brandes Global Opportunities Value Fund

Investment Objective
The Brandes Global Opportunities Value Fund (the “Global Opportunities Value Fund” or “Fund”) seeks long term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Opportunities Value Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds. More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 65 of the Prospectus and “Additional Purchase and Redemption Information” on page B‑86 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%		None		None	None
Maximum Deferred Sales Charge (Load)		None*		1.00%#		None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I		Class R6
Management Fees		0.95%		0.95%		0.95%	0.95%
Distribution (12b-1) Fees		0.25%		0.75%		None	None
Other Expenses
Shareholder Servicing Fees	None		0.25%		None		None
Other Expenses(1)	1.23%		1.21%		1.10%		1.05%
Total Other Expenses		1.23%		1.46%		1.10%	1.05%
Total Annual Fund Operating Expenses		2.43%		3.16%		2.05%	2.00%
Less: Fee Waiver and/or Expense Reimbursement		-1.03%		-1.01%		-0.90%	-1.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)		1.40%		2.15%		1.15%	0.97%

*
Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.

#	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

(1)	“Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees.

(2)
The Advisor has contractually agreed to limit the Global Opportunities Value Fund’s Class A, Class C, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.40% for Class A, 2.15% for Class C, 1.15% for Class I and 0.97% for Class R6 as percentages of the respective Fund classes’ average daily net assets through January 31, 2019 (the “Expense Caps”). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at the time of reimbursement.

Summary Section	-18-	Brandes Global Opportunities Value Fund
Table of Contents - Equity Funds Prospectus

Example
This Example is intended to help you compare the costs of investing in the Global Opportunities Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$709	$1,196	$1,708	$3,108
Class C	$318	$880	$1,567	$3,397
Class I	$117	$556	$1,020	$2,307
Class R6	$99	$528	$982	$2,244

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$218	$880	$1,567	$3,397

Portfolio Turnover
The Global Opportunities Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11.49%.

Principal Investment Strategies
The Global Opportunities Value Fund invests primarily in equity securities of U.S. and foreign companies. These companies have market capitalizations of any size. A foreign company is determined to be “foreign” on the basis of its domicile, its principal place of business, its primary stock exchange listing, and/or the source of its revenues. Equity securities include common and preferred stocks, warrants and rights. The Fund will invest in at least three different countries, and invest at least 40% of its assets (measured at the time of purchase) outside of the United States or, if conditions are not favorable, at least 30% of its assets (measured at the time of purchase) outside of the United States.  For example, if the Advisor determines that non-U.S. markets are generally overvalued compared to U.S. markets, the Fund may invest up to 70% of its assets within the United States. Up to 40% of the Fund’s total assets, measured at the time of purchase, may be invested in securities of companies located in countries with emerging market countries (including frontier market countries).

Brandes Investment Partners, L.P., the Global Opportunities Value Fund’s investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio. When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation. The Advisor may sell a security when its price reaches a target set by the Advisor or the Advisor believes that other investments are more attractive, or for other reasons.

Principal Investment Risks
Because the values of the Global Opportunities Value Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Principal risks of the Fund are as follows:

•
Currency Risks – Because the Global Opportunities Value Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.

Summary Section	-19-	Brandes Global Opportunities Value Fund
Table of Contents - Equity Funds Prospectus

•
Foreign Securities Risks – The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Global Opportunities Value Fund invests. The interrelationships of the global economies, volatility or threats to stability of any significant currency, such as occurred in the past with the European Monetary Union, or significant political instability of any country or region, may affect other markets and the risk of an investment in the Fund.

•
Emerging Markets Risks – Emerging markets may involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are the riskiest markets in the world in which to invest. Frontier markets have the least number of investors and investment holdings and may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also have substantial political and currency risk.

•
Mid and Small-Capitalization Company Risk – Securities of mid-capitalization and small-capitalization companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.  These securities may also be more difficult to value.

•	Stock Risks – The values of the Global Opportunities Value Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

•
Value Securities Risks – The Global Opportunities Value Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business or industry, that have caused the securities to be out of favor. It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•	Value Style Risks – Value style of investing may cause the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time.

Summary Section	-20-	Brandes Global Opportunities Value Fund
Table of Contents - Equity Funds Prospectus

Performance
The following performance information shows you how the Global Opportunities Value Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Fund’s Class I shares since its inception. The table below compares the Fund’s total return over time to a broad-based securities index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the Global Opportunities Value Fund will perform in the future.  Updated performance is available on the Fund’s website at www.brandesfunds.com.

Brandes Global Opportunities Value Fund
Total Returns as of December 31,
for Class I Shares

Best Quarter	Q3	2016	7.50%
Worst Quarter	Q3	2015	-8.49%

Brandes Global Opportunities Value Fund
Average Annual Total Returns
For periods ending December 31, 2017
(Returns reflect applicable sales charges)
Brandes Global Opportunities Value Fund	1 Year	Since Inception (December 31, 2014)
Class A Shares – Return Before Taxes	8.44%	6.01%
Class C Shares – Return Before Taxes	13.31%	7.33%
Class R6 Shares – Return Before Taxes	15.40%	8.26%
Class I Shares – Return Before Taxes	15.40%	8.26%
Return After Taxes on Distributions	14.64%	7.65%
Return After Taxes on Distributions and Sale of Fund Shares	9.45%	6.39%
MSCI All Country World (Net Dividends) Index (reflects no deduction for fees, expenses or taxes)	23.97%	9.30%

As of the date of this prospectus, Class R6 shares have not commenced operations.  Accordingly, the performance shown for Class R6 shares reflects the performance of Class I shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-advantaged accounts such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only.  After-tax returns for other Classes will vary.

Summary Section	-21-	Brandes Global Opportunities Value Fund
Table of Contents - Equity Funds Prospectus

The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Management
Investment Advisor. Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed this Fund Since:
Ralph Birchmeier, CFA	Director, Investments Group and All-Cap Investment Committee Voting Member and Small Cap Investment Committee Voting Member	2014
Kenneth Little, CFA	Managing Director, Investments Group and All-Cap Investment Committee Voting Member and Global Large Cap Investment Committee Voting Member	2014
Michael Hutchens, CFA	Director, Investments Group and All-Cap Investment Committee Voting Member and Small-Mid-Cap Investment Committee Voting Member	2014
Gerardo Zamorano, CFA	Director, Investments Group and All-Cap Investment Committee Voting Member and Emerging Markets Investment Committee Voting Member	2014

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Brandes Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-800-395-3807, or through a financial intermediary. Class A and Class C shares may be purchased only through financial intermediaries.

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Classes A and C
– Regular Accounts	$2,500	$500
– Traditional and Roth IRA Accounts	$1,000	$500
– Automatic Investment Plans	$500	$500
Class I	$100,000	$500
Class R6(1)	$0	$0
(1)
Class R6 shares are generally available to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code.  Class R6 shares are generally available only if plan level or omnibus accounts are held on the books of the Fund.

Tax Information
The Global Opportunities Value Fund’s distributions are taxed as ordinary income, capital gains, or in certain cases qualified dividend income, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an individual retirement account. Distributions on investments made through tax-advantaged accounts, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Summary Section	-22-	Brandes Global Opportunities Value Fund
Table of Contents - Equity Funds Prospectus

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Global Opportunities Value Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	-23-	Brandes Global Opportunities Value Fund
Table of Contents - Equity Funds Prospectus

SUMMARY SECTION

Brandes Emerging Markets Value Fund

Investment Objective
The Brandes Emerging Markets Value Fund (the “Emerging Markets Value Fund” or “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Value Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds.  More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 65 of the Prospectus and “Additional Purchase and Redemption Information” on page B‑86 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%		None		None	None
Maximum Deferred Sales Charge (Load)		None*		1.00%#		None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I		Class R6
Management Fees		0.95%		0.95%		0.95%	0.95%
Distribution (12b-1) Fees		0.25%		0.75%		None	None
Other Expenses
Shareholder Servicing Fees	None		0.25%		None		None
Other Expenses(1)	0.19%		0.18%		0.24%		0.19%
Total Other Expenses		0.19%		0.43%		0.24%	0.19%
Total Annual Fund Operating Expenses		1.39%		2.13%		1.19%	1.14%
Less: Fee Waiver and/or Expense Reimbursement		0.02%		0.03%		-0.03%	-0.13%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)		1.41%		2.16%		1.16%	1.01%
*
Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.

#	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

(1)	“Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees. Foreign capital gains taxes and acquired fund fees and expenses are also included in “Other Expenses.”

(2)
The Advisor has contractually agreed to limit the Emerging Markets Value Fund’s Class A, Class C, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.37% for Class A, 2.12% for Class C, 1.12% for Class I and 0.97% for Class R6 as percentages of the respective Fund classes’ average daily net assets through January 31, 2019 (the “Expense Caps”).  The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor.  The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund.  The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at time of reimbursement.

Summary Section	-24-	Brandes Emerging Markets Value Fund
Table of Contents - Equity Funds Prospectus

Example
This Example is intended to help you compare the costs of investing in the Emerging Markets Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$708	$990	$1,292	$2,148
Class C	$316	$667	$1,144	$2,462
Class I	$118	$375	$651	$1,441
Class R6	$103	$349	$615	$1,374

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$216	$667	$1,144	$2,462

Portfolio Turnover
The Emerging Markets Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.67%.

Principal Investment Strategies
Under normal market conditions, the Emerging Markets Value Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities of companies located or active mainly in emerging markets.  The Fund generally invests in equity securities of companies that have market capitalizations (market value of publicly traded equity securities) greater than $3 billion. Equity securities include common and preferred stocks, real estate investment trusts (“REITs”), warrants and rights.  Emerging markets include some or all of the countries located in each of the following regions: Asia, Europe, Central and South America, Africa and the Middle East.  The Advisor considers an emerging market country to be any country which is in the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”) or that, in the opinion of the Advisor, is generally considered to be an emerging market country by the international financial community.

Brandes Investment Partners, L.P., the investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the Emerging Markets Value Fund’s investment portfolio.  When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business.  By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation.  The Advisor may sell a security when its price reaches a target set by the Advisor, if the Advisor believes that other investments are more attractive, or for other reasons.

Principal Investment Risks
Because the values of the Emerging Markets Value Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund.  You could lose money on your investment in the Fund, or the Fund could underperform other investments.  Principal risks of the Fund are as follows:

•
Currency Risk – Because the Emerging Markets Value Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates.  Such changes will also affect the Fund’s income.

Summary Section	-25-	Brandes Emerging Markets Value Fund
Table of Contents - Equity Funds Prospectus

•
Foreign Securities Risk – The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Emerging Markets Value Fund invests. The interrelationships of the global economies, volatility or threats to stability of any significant currency, such as occurred in the past with the European Monetary Union, or significant political instability of any country or region, may affect other markets and the risk of an investment in the Fund.

•
Emerging Markets Risk – Emerging markets may involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are among the riskiest markets in the world in which to invest. Frontier markets have the fewest number of investors and investment holdings and may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also have substantial political and currency risk.

•
Mid and Small-Capitalization Company Risk – Securities of mid-capitalization and small-capitalization companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.  These securities may also be more difficult to value.

•
Real Estate Investment Trusts Risk – Investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

•	Stock Risk – The values of the Emerging Markets Value Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

•
Value Securities Risk – The Emerging Markets Value Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business, that have caused the securities to be out of favor.  It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline.  In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•
Value Style Risk – Value style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Summary Section	-26-	Brandes Emerging Markets Value Fund
Table of Contents - Equity Funds Prospectus

Performance
The following performance information shows you how the Emerging Markets Value Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Fund’s Class I shares for the past ten years.  The table below compares the Fund’s total return over time to a broad-based securities index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the Emerging Markets Value Fund will perform in the future.  Updated performance is available on the Fund’s website at www.brandesfunds.com.

Brandes Emerging Markets Value Fund
Year-by-Year Total Returns as of December 31,
for Class I Shares

Best Quarter	Q2	2009	43.09%
Worst Quarter	Q4	2008	-26.72%

Brandes Emerging Markets Value Fund
Average Annual Total Returns
For periods ending December 31, 2017
(Returns reflect applicable sales charges)

Brandes Emerging Markets Value Fund	1 Year	5 Years	10 Years
Class A Shares – Return Before Taxes	18.47%	2.41%	3.59%
Class C Shares – Return Before Taxes	23.77%	2.88%	3.42%
Class R6 Shares – Return Before Taxes	26.27%	4.01%	4.53%
Class I Shares – Return Before Taxes	25.99%	3.90%	4.45%
Return After Taxes on Distributions	25.83%	3.42%	4.13%
Return After Taxes on Distributions and Sale of Fund Shares	15.31%	3.09%	3.61%
MSCI Emerging Markets (Net Dividends) Index (reflects no deduction for fees, expenses or taxes)	37.28%	4.35%	1.68%

Prior to January 31, 2011, the Fund was a private investment fund managed by the Advisor with policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Emerging Markets Value Fund.  Class A and Class I shares commenced operations on January 31, 2011, while Class C shares commenced operations on January 31, 2013.  Prior to January 31, 2013, Class A shares were known as Class S shares.  (Class A shares have the same operating expenses as Class S shares.)  The Class I performance information shown for periods prior to January 31, 2011 is that of the private investment fund managed by the Advisor that is the predecessor of the Fund, not restated to reflect Fund expenses.  Performance shown prior to January 31, 2011 for Class A shares reflects the performance of the private investment fund shares restated to reflect Class A sales loads and expenses.  Performance shown prior to the inception of Class C shares reflects the performance of the private investment fund for periods prior to January 31, 2011 and the performance of Class I shares for the period from February 1, 2011 to January 30, 2013, restated to reflect Class C expenses.  Class R6 shares commenced operations on July 11, 2016.  Performance shown prior to the inception of Class R6 shares reflects the performance of Class I shares restated to reflect Class R6 expenses.

Summary Section	-27-	Brandes Emerging Markets Value Fund
Table of Contents - Equity Funds Prospectus

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-advantaged accounts such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only.  After-tax returns for other Classes will vary.

The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Advisor.  Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed this Fund Since:
Mauricio Abadia	Analyst and Emerging Markets Investment Committee Voting Member	2016

Doug Edman, CFA	Director, Investments Group and Emerging Markets Investment Committee Voting Member	2006

Christopher Garrett, CFA	Director, Institutional Group and Emerging Markets Investment Committee Voting Member	2002

Louis Lau, CFA	Director, Investments Group and Emerging Markets Investment Committee Voting Member	2008

Gerardo Zamorano, CFA	Director, Investments Group and All-Cap Investment Committee Voting Member and Emerging Markets Investment Committee Voting Member	2002

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Brandes Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-800-395-3807, or through a financial intermediary.  Class A and Class C shares may be purchased only through financial intermediaries.

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Classes A and C
– Regular Accounts	$2,500	$500
– Traditional and Roth IRA Accounts	$1,000	$500
– Automatic Investment Plans	$500	$500
Class I	$100,000	$500
Class R6(1)	$0	$0
(1)
Class R6 shares are generally available to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code.  Class R6 shares are generally available only if plan level or omnibus accounts are held on the books of the Fund.

Summary Section	-28-	Brandes Emerging Markets Value Fund

Table of Contents - Equity Funds Prospectus

Tax Information
The Emerging Markets Value Fund’s distributions are taxed as ordinary income, capital gains, or in certain cases qualified dividend income unless you are investing through a tax-advantaged account, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax-advantaged accounts, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Emerging Markets Value Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	-29-	Brandes Emerging Markets Value Fund
Table of Contents - Equity Funds Prospectus

SUMMARY SECTION

Brandes International Small Cap Equity Fund

Investment Objective
The Brandes International Small Cap Equity Fund (the “International Small Cap Fund” or “Fund”), seeks long term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Small Cap Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds.  More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 65 of the Prospectus and “Additional Purchase and Redemption Information” on page B‑86 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%		None		None	None
Maximum Deferred Sales Charge (Load)		None*		1.00%#		None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I		Class R6
Management Fees		0.95%		0.95%		0.95%	0.95%
Distribution (12b-1) Fees		0.25%		0.75%		None	None
Other Expenses
Shareholder Servicing Fees	None		0.25%		None		None
Other Expenses(1)	0.09%		0.09%		0.14%		0.09%
Total Other Expenses		0.09%		0.34%		0.14%	0.09%
Total Annual Fund Operating Expenses		1.29%		2.04%		1.09%	1.04%
Plus/Less: Fee Waiver and/or Expense Reimbursement/Recapture		0.00%		0.00%		0.00%	-0.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)		1.29%		2.04%		1.09%	1.00%

*
Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.

#	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

(1)	“Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees.

(2)
The Advisor has contractually agreed to limit the International Small Cap Fund’s Class A, Class C, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.40% for Class A, 2.15% for Class C, 1.15% for Class I and 1.00% for Class R6 as percentages of the respective Fund classes’ average daily net assets through January 31, 2019 (the “Expense Caps”).  The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor.  The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund.  The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at the time of reimbursement.

Summary Section	-30-	Brandes International Small Cap Equity Fund

Table of Contents - Equity Funds Prospectus

Example
This Example is intended to help you compare the costs of investing in the International Small Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$699	$960	$1,242	$2,042
Class C	$307	$640	$1,098	$2,369
Class I	$111	$347	$601	$1,329
Class R6	$102	$327	$570	$1,267

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$207	$640	$1,098	$2,369

Portfolio Turnover
The International Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.37%.

Principal Investment Strategies
Under normal market conditions, the International Small Cap Fund invests at least 80% of its net assets measured at the time of purchase in equity securities issued by small capitalization companies located in at least three countries outside of the United States.  The Fund considers a company to be a small capitalization company if it has a market capitalization (market value of publicly traded equity securities) of $5 billion or less at the time of purchase.  Equity securities include common and preferred stocks, real estate investment trusts (“REITs”), warrants and rights.  An issuer is determined to be located outside the United States on the basis of the issuer’s domicile, principal place of business, primary stock exchange listing, and/or the source of its revenues.  Up to 30% of the Fund’s total assets, measured at the time of purchase, may be invested in securities of companies located in emerging market countries (including frontier market countries).  With respect to 20% of the Fund’s net assets, the Fund may invest in stocks of companies of any capitalization size.

Brandes Investment Partners, L.P., the investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the International Small Cap Fund’s investment portfolio.  When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business.  By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation.  The Advisor may sell a security when its price reaches a target set by the Advisor, the Advisor believes that other investments are more attractive, or for other reasons.

Principal Investment Risks
Because the values of the International Small Cap Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund.  You could lose money on your investment in the Fund, or the Fund could underperform other investments.  Principal risks of the Fund are as follows:

•
Currency Risk – Because the International Small Cap Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates.  Such changes will also affect the Fund’s income.

Summary Section	-31-	Brandes International Small Cap Equity Fund

Table of Contents - Equity Funds Prospectus

•
Foreign Securities Risk – The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the International Small Cap Fund invests. The interrelationships of the global economies, volatility or threats to stability of any significant currency, such as occurred in the past with the European Monetary Union, or significant political instability of any country or region, may affect other markets and the risk of an investment in the Fund.

•
Emerging Markets Risk – Emerging markets may involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are among the riskiest markets in the world in which to invest. Frontier markets have the fewest number of investors and investment holdings and may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also have substantial political and currency risk.

•
Mid and Small-Cap Company Risk – Securities of mid-cap and small-cap companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.  These securities may also be more difficult to value.

•
Real Estate Investment Trusts Risk – Investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

•	Stock Risk – The values of the International Small Cap Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

•
Value Securities Risk – The International Small Cap Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business, that have caused the securities to be out of favor.  It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline.  In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•
Value Style Risk – Value style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Summary Section	-32-	Brandes International Small Cap Equity Fund
Table of Contents - Equity Funds Prospectus

Performance
The following performance information shows you how the International Small Cap Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Fund’s Class I shares for the past ten years.  The table below compares the Fund’s total return over time to a broad-based securities index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the International Small Cap Fund will perform in the future.  Updated performance is available on the Fund’s website at www.brandesfunds.com.

Brandes International Small Cap Equity Fund
Year-by-Year Total Returns as of December 31,
for Class I Shares

Best Quarter	Q2	2009	46.08%
Worst Quarter	Q4	2008	-21.60%

Brandes International Small Cap Equity Fund
Average Annual Total Returns
For periods ending December 31, 2017
(Returns reflect applicable sales charges)
Brandes International Small Cap Equity Fund	1 Year	5 Years	10 Years
Class A Shares – Return Before Taxes	5.11%	8.60%	7.41%
Class C Shares – Return Before Taxes	9.72%	9.11%	7.25%
Class R6 Shares – Return Before Taxes	11.91%	10.22%	8.36%
Class I Shares – Return Before Taxes	11.78%	10.15%	8.30%
Return After Taxes on Distributions	9.22%	8.26%	7.31%
Return After Taxes on Distributions and Sale of Fund Shares	7.99%	7.54%	6.50%
S&P Developed ex-U.S. Small Cap (Net Dividends) Index (reflects no deduction for fees, expenses or taxes)	31.85%	11.69%	4.78%

Prior to February 1, 2012, the Fund was a private investment fund managed by the Advisor with policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund.  Class A and Class I shares commenced operations on February 1, 2012, while Class C shares commenced operations on January 31, 2013.  Prior to January 31, 2013, Class A shares were known as Class S shares.  (Class A shares have the same operating expenses as Class S shares.)  The Class I performance information shown for periods before February 1, 2012 is that of the private investment fund managed by the Advisor that is the predecessor of the Fund, not restated to reflect Fund expenses.  Performance shown prior to February 1, 2012 for the Class A shares reflects the performance of the private investment fund shares restated to reflect Class A sales loads and expenses.  Performance shown prior to the inception of Class C shares reflects the performance of the private investment fund for periods prior to February 1, 2012 and the performance of Class I shares for the period from February 1, 2012 to January 30, 2013, restated to reflect Class C expenses.  Class R6 shares commenced operations on June 27, 2016.

Summary Section	-33-	Brandes International Small Cap Equity Fund
Table of Contents - Equity Funds Prospectus

Performance shown prior to the inception of Class R6 shares reflects the performance of Class I shares restated to reflect Class R6 expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-advantaged accounts such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only.  After-tax returns for other Classes will vary.

Management
Investment Advisor. Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed this Fund Since:
Ralph Birchmeier, CFA	Director, Investments Group and All-Cap Investment Committee Voting Member and Small Cap Investment Committee Voting Member	2002

Luiz Sauerbronn	Director, Investments Group and Small Cap Investment Committee Voting Member and International Large Cap Investment Committee Voting Member	2004

Yingbin Chen, CFA	Director, Investments Group and Small Cap Investment Committee Voting Member	2005

Mark Costa, CFA	Director, Investments Group and Small Cap Investment Committee Voting Member	2010

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Brandes Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-800-395-3807, or through a financial intermediary.  Class A and Class C shares may be purchased only through financial intermediaries.

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Classes A and C
– Regular Accounts	$2,500	$500
– Traditional and Roth IRA Accounts	$1,000	$500
– Automatic Investment Plans	$500	$500
Class I	$100,000	$500
Class R6(1)	$0	$0
(1)
Class R6 shares are generally available to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code.  Class R6 shares are generally available only if plan level or omnibus accounts are held on the books of the Fund.

Tax Information
The International Small Cap Fund’s distributions are taxed as ordinary income, capital gains, or in certain cases qualified dividend income, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax-advantaged accounts, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Summary Section	-34-	Brandes International Small Cap Equity Fund

Table of Contents - Equity Funds Prospectus

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the International Small Cap Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	-35-	Brandes International Small Cap Equity Fund
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SUMMARY SECTION

Brandes Small Cap Value Fund

Investment Objective
The Brandes Small Cap Value Fund (the “Small Cap Value Fund” or “Fund”) seeks long term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds.  More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 65 of the Prospectus and “Additional Purchase and Redemption Information” on page B‑86 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load)	None*	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class R6
Management Fees	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	None	None
Other Expenses(1)	3.16%	3.21%	3.16%
Total Annual Fund Operating Expenses	4.11%	3.91%	3.86%
Less: Fee Waiver and/or Expense Reimbursement	-2.96%	-3.01%	-3.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.15%	0.90%	0.72%

*
Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.

(1)	“Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees. “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)
The Advisor has contractually agreed to limit the Small Cap Value Fund’s Class A, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.15% for Class A, 0.90% for Class I and 0.72% for Class R6 as percentages of the respective Fund classes’ average daily net assets through January 31, 2019 (the “Expense Caps”).  The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor.  The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund.  The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the year (taking into account the reimbursement) does not exceed the lesser of the Expense Cap in effect at the time of waiver or at the time of reimbursement.

Summary Section	-36-	Brandes Small Cap Value Fund
Table of Contents - Equity Funds Prospectus

Example
This Example is intended to help you compare the costs of investing in the Small Cap Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual expense limitation for one year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$685	$1,497
Class I	$92	$915
Class R6	$74	$888

Portfolio Turnover
The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies
Under normal market conditions, the Small Cap Value Fund invests at least 80% of its net assets measured at the time of purchase in securities issued by small capitalization companies.  The Small Cap Value Fund considers a company to be a small capitalization company if it has a market capitalization of $5 billion or less at the time of purchase.  The Small Cap Value Fund invests predominantly in U.S. equity securities. Equity securities include common and preferred stocks, warrants and rights. Up to 10% of the Small Cap Value Fund’s total assets, measured at the time of purchase, may be invested in fixed-income securities.  Up to 10% of the Small Cap Value Fund’s total assets, measured at the time of purchase, may be invested in securities of companies located outside of the United States.  However the combined total assets, measured at the time of purchase, invested in fixed-income securities and in securities of companies located outside of the United States may not exceed 15%.

Brandes Investment Partners, L.P., the investment advisor (the “Advisor”), uses the principles of value investing to analyze and select securities for the Small Cap Value Fund’s investment portfolio.  When buying securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business.  By choosing securities that are selling at a discount to the Advisor’s estimates of its share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation.  The Advisor may sell a security when its price reaches a target set by the Advisor, the Advisor believes that other investments are more attractive, or for other reasons.

Principal Investment Risks
Because the values of the Small Cap Value Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund.  You could lose money on your investment in the Fund, or the Fund could underperform other investments.  Principal risks of the Fund are as follows:

•
Mid and Small-Cap Company Risk – Securities of small-cap and mid-cap companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.  These securities may also be more difficult to value.

•	Stock Risk – The values of the Small Cap Value Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

Summary Section	-37-	Brandes Small Cap Value Fund
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•
Value Securities Risk – The Small Cap Value Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business, that have caused the securities to be out of favor.  It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline.  In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•
Value Style Risk – Value style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Performance
The performance information shown for periods before January 2, 2018 is that of a private investment fund managed by the Advisor (the “Predecessor Fund”) prior to the commencement of the Small Cap Value Fund’s operations with policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Small Cap Value Fund. The Small Cap Value Fund acquired the assets and assumed the liabilities of the Predecessor Fund on January 2, 2018, and investors in the Predecessor Fund received Class I shares of the Small Cap Value Fund as part of the reorganization. With respect to Class I and Class R6 shares, the performance information below reflects the gross expenses of the Predecessor Fund. Class A shares reflect the gross expenses of the Predecessor Fund restated to reflect the Class A sales load and Rule 12b- fees.

The Predecessor Fund was not a registered mutual fund and so was not subject to the same operating expenses or investment and tax restrictions as the Small Cap Value Fund; therefore the Small Cap Value Fund would have had different performance results.  The performance of the Predecessor Fund prior to January 2, 2018 is based on calculations that are different than the standardized method of calculations specified by the United States Securities and Exchange Commission (the “SEC”). If the Predecessor Fund’s performance had been readjusted to reflect the Small Cap Value Fund’s expenses, the performance would have differed.  The Predecessor Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

Updated Fund performance information is available at no cost by visiting www.brandesfunds.com. Certain financial statements of the Predecessor Fund are provided in the Statement of Additional Information (“SAI”).

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Small Cap Value Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of a broad measure of market performance. Of course, the Predecessor Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

After-tax returns cannot be calculated for periods before the Fund’s registration as a mutual fund and they are, therefore, unavailable. The performance shown below is that of the Predecessor Fund.

Summary Section	-38-	Brandes Small Cap Value Fund
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Brandes Small Cap Value Fund
Year-by-Year Total Returns as of December 31, 2017
for Class I Shares
Based on predecessor fund performance

Best Quarter	Q2	2009	62.40%
Worst Quarter	Q4	2008	-50.58%

Brandes Small Cap Value Fund
Average Annual Total Returns
For periods ending December 31, 2017
Based on predecessor fund performance

Brandes Small Cap Value Fund	1 Year	5 Years	10 Years
Class A Shares – Return Before Taxes	-2.13%	11.86%	7.60%
Class R6 Shares – Return Before Taxes	4.10%	13.47%	8.51%
Class I Shares – Return Before Taxes	4.10%	13.47%	8.51%
Return After Taxes on Distributions	N/A	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	N/A	N/A	N/A
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	14.65%	14.12%	8.71%

Management
Investment Advisor. Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed this Fund Since:
Ralph Birchmeier, CFA	Director, Investments Group, All-Cap Investment Committee Voting Member and Small Cap Investment Committee Voting Member	2002

Luiz Sauerbronn	Director, Investments Group, Small Cap Investment Committee Voting Member and International Large Cap Investment Committee Voting Member	2004

Yingbin Chen, CFA	Director, Investments Group and Small Cap Investment Committee Voting Member	2005

Mark Costa, CFA	Director, Investments Group and Small Cap Investment Committee Voting Member	2010

Summary Section	-39-	Brandes Small Cap Value Fund
Table of Contents - Equity Funds Prospectus

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Brandes Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-800-395-3807, or through a financial intermediary.  Class A shares may be purchased only through financial intermediaries.

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Class A
– Regular Accounts	$2,500	$500
– Traditional and Roth IRA Accounts	$1,000	$500
– Automatic Investment Plans	$500	$500
Class I	$100,000	$500
Class R6(1)	$0	$0
(1)
Class R6 shares are generally available to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code.  Class R6 shares are generally available only if plan level or omnibus accounts are held on the books of the Fund.

Tax Information
The Small Cap Value Fund’s distributions are taxed as ordinary income, capital gains, or in certain cases qualified dividend income, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax-advantaged accounts, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Small Cap Value Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	-40-	Brandes Small Cap Value Fund
Table of Contents - Equity Funds Prospectus

INVESTMENT OBJECTIVE, POLICIES AND RISKS
Investment Objectives

The investment objective of each Fund is long-term capital appreciation, in addition, the investment objective of the Global Equity Income Fund is long-term capital appreciation and current income.  Each Fund’s investment objective may be changed by the Funds’ Board of Trustees without shareholder approval upon 60 days’ notice to shareholders.

Investment Policies

During the past decade, foreign capital markets have grown significantly.  Today, over half of the world’s equity value is located outside of the United States.  The Advisor believes that significant investment opportunities exist throughout the world.

The investment policy of each relevant Fund concerning “80% of the Fund’s net assets” may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days’ written notice before any such change.

International Equity Fund
The International Equity Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities of issuers located in at least three countries outside the United States.  Equity securities include common and preferred stocks, warrants and rights.  The Fund typically invests in foreign companies with market capitalizations (market value of publicly traded equity securities) greater than $5 billion at the time of purchase.  The Fund may invest up to 30% of its total assets, measured at the time of purchase, in securities of companies located in emerging market countries (including frontier market countries).  The Fund may invest up to 5% of its total assets, measured at the time of purchase, in any one issuer.

The International Equity Fund may invest in companies located around the world.  With respect to Fund investments in any particular country, the Fund may invest up to the greater of either (a) 20% of total Fund assets in any particular country, measured at the time of purchase or (b) 150% of the weighting of such country as represented in the MSCI Europe, Australasia, Far East (“EAFE”) Index, measured at the time of purchase.

Global Equity Fund
The Global Equity Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities.  The Fund typically invests in equity securities with market capitalizations (market value of publicly traded equity securities) greater than $5 billion at the time of purchase.  Equity securities include common and preferred stocks, warrants and rights. The Fund will invest in at least three different countries, and invest at least 40% of its assets (measured at the time of purchase) outside of the United States or, if conditions are not favorable, at least 30% of its assets (measured at the time of purchase) outside of the United States.  For example, if the Advisor determines that non-U.S. markets are generally overvalued compared to U.S. markets, the Fund may invest up to 70% of its assets within the United States. The Fund invests up to 30% of its total assets, measured at the time of purchase, in securities of companies located in emerging market countries (including frontier market countries).  The Fund may invest up to 5% of its total assets, measured at the time of purchase, in any one issuer. From time to time, the Fund may invest more than 25% of its assets in any market sector. As of September 30, 2017, the Fund invested 25.2% in the Financial sector.

The Global Equity Fund may invest in companies located around the world.  With respect to Fund investments in any particular country, the Fund may invest up to the greater of either (a) 20% of total Fund assets measured at the time of purchase, or (b) 150% of the weighting of such country as represented in the Morgan Stanley Capital International (“MSCI”) World Index measured at the time of purchase.  As of December 31, 2017, the weight of the United States in the MSCI World Index was 59.21%. Nevertheless, the Global Equity Fund will invest in at least three different countries, and invest at least 40% of its assets (measured at the time of purchase) outside of the United States or, if conditions are not favorable at the time of purchase, invest at least 30% of its assets (measured at the time of purchase) outside of the United States.

Investment Objectives, Policies & Risks	-41-

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Global Equity Income Fund
The Global Equity Income Fund invests primarily in equity securities of U.S. and foreign companies. These companies generally have market capitalizations (market value of publicly traded equity securities) greater than $3 billion at the time of purchase. The Advisor typically focuses on companies with dividend yields above that of the MSCI World Index, either currently or based on forecasted dividend levels over the next three to five years. A foreign company is determined to be “foreign” on the basis of its domicile, its principal place of business, its primary stock exchange listing, and/or the source of its revenues. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities. Equity securities include common and preferred stocks, warrants and rights. The Fund will invest in at least three different countries, and invest at least 40% of its assets (measured at the time of purchase) outside of the United States or, if conditions are not favorable, at least 30% of its assets (measured at the time of purchase) outside of the United States.  For example, if the Advisor determines that non-U.S. markets are generally overvalued compared to U.S. markets, the Fund may invest up to 70% of its assets within the United States. The Fund may invest up to 30% of its total assets, measured at the time of purchase, in securities of companies located in emerging market countries (including frontier market countries).  The Fund may invest up to 5% of its total assets, measured at the time of purchase, in any one issuer.

The Global Equity Income Fund may invest in companies located around the world. With respect to Fund investments in any particular country, the Fund may invest up to the greater of either (a) 30% of total Fund assets measured at the time of purchase, or (b) 150% of the weighting of such country as represented in the MSCI World Index. Nevertheless, the Global Equity Income Fund will invest in at least three different countries, and invest at least 40% of its assets (measured at the time of purchase) outside of the United States or, if conditions are not favorable at the time of purchase, invest at least 30% of its assets (measured at the time of purchase) outside of the United States.

Global Opportunities Value Fund
The Global Opportunities Value Fund invests primarily in equity securities of U.S. and foreign companies. These companies have market capitalizations of any size. A foreign company is determined to be “foreign” on the basis of its domicile, its principal place of business, its primary stock exchange listing, and/or the source of its revenues. Under normal market conditions, the Fund invests in equity securities of issuers located in at least three countries, one of which may be the United States. Equity securities include common and preferred stocks, warrants and rights. The Fund will invest in at least three different countries, and invest at least 40% of its assets (measured at the time of purchase) outside of the United States or, if conditions are not favorable, at least 30% of its assets (measured at the time of purchase) outside of the United States.  For example, if the Advisor determines that non-U.S. markets are generally overvalued compared to U.S. markets, the Fund may invest up to 70% of its assets within the United States. The Fund may invest up to 40% of its total assets, measured at the time of purchase, in securities of companies located in emerging market countries (including frontier market countries).  The Fund may invest up to 5% of its total assets, measured at the time of purchase, in any one issuer.

The Global Opportunities Value Fund may invest in companies located around the world. With respect to Fund investments in any particular country, the Fund may invest up to the greater of either (a) 25% of total Fund assets measured at the time of purchase, or (b) 300% of the weighting of such country as represented in the MSCI All Country World Index (“ACWI”). Nevertheless, the Global Opportunities Value Fund will invest in at least three different countries, and invest at least 40% of its assets (measured at the time of purchase) outside of the United States or, if conditions are not favorable at the time of purchase, invest at least 30% of its assets (measured at the time of purchase) outside of the United States.

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Emerging Markets Value Fund
The Emerging Markets Value Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities of companies located or active mainly in emerging markets.  The Fund generally invests in equity securities of companies that have market capitalizations (market value of publicly traded equity securities) greater than $3 billion.

Equity securities include common and preferred stocks, real estate investment trusts (“REITs”), warrants and rights.  The Fund may invest up to 5% of its total assets, measured at the time of purchase, in any one issuer.

Emerging markets include some or all of the countries located in each of the following regions: Asia, Europe, Central and South America, Africa and the Middle East.  With respect to Emerging Markets Value Fund investments in any particular country, the Fund may invest up to the greater of either (a) 20% of total Fund assets in any particular country, measured at the time of purchase or (b) 150% of the weighting of such country as represented in the MSCI Emerging Markets Index, measured at the time of purchase.

More on the Emerging Markets Value Fund’s Performance.  Prior to January 31, 2011, the Advisor managed a private investment fund with policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Emerging Markets Value Fund.  The performance information shown for the Fund’s Class I shares for periods before January 31, 2011 is that of the private investment fund and reflects the net expenses of the private investment fund, which were higher than the Fund’s current net expenses for Class I shares.  If the private investment fund’s performance had been restated to reflect Class I expenses, the performance of Class I shares would have been higher.  Class C shares commenced operations on January 31, 2013 and the performance shown for Class C shares for the period from February 1, 2011 to January 30, 2013, reflects the performance of Class I shares restated to reflect Class C expenses.  If the performance for this period had been restated to reflect Class C expenses, the performance would have been lower.  Performance shown prior to January 31, 2011 for Class A shares reflects the performance of the private investment fund shares restated to reflect Class A sales loads and expenses.  The performance of the private investment fund prior to January 31, 2011 is based on calculations that are different than the standardized method of performance calculations required by the Securities and Exchange Commission (the “SEC”).  The private investment fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Code, which, if applicable, may have adversely affected its performance.

International Small Cap Fund
The International Small Cap Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by small capitalization companies located in at least three countries other than the United States.  Equity securities include common and preferred stocks, warrants and rights.  The Fund considers a company to be a small capitalization company if it has a market capitalization (market value of publicly traded equity securities) of $5 billion or less measured at the time of purchase.  The Fund may periodically reevaluate and adjust this definition.  The Fund may invest up to 30% of its total assets, measured at the time of purchase, in securities of companies located in emerging market countries (including frontier market countries).  With respect to 20% of the Fund’s net assets, the Fund may invest in stocks of companies of any capitalization size.  The Fund may invest up to 5% of its total assets, measured at the time of purchase, in any one issuer.

The International Small Cap Fund generally invests in companies located around the world.  With respect to Fund investments in any particular country, the Fund may invest up to the greater of either (a) 20% of total Fund assets in any particular country or (b) 150% of the weighting of such country as represented in the S&P Developed Ex-U.S. Small Cap Index, measured at the time of purchase.

Investment Objectives, Policies & Risks	-43-

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More on the International Small Cap Fund’s Performance.  Prior to February 1, 2012, the Advisor managed a private investment fund with policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund.  The performance information shown for Class I shares for periods before February 1, 2012 is that of the private investment fund and reflects the net expenses of the private investment fund, which were lower than the Fund’s current net expenses for Class I shares.  If the private investment fund’s performance had been restated to reflect Class I expenses, the performance would have been lower.  Class C shares commenced operations on January 31, 2013 and the performance shown for Class C shares for the period from February 1, 2012 to January 30, 2013 reflects the performance of Class I shares restated to reflect Class C expenses.  Performance shown prior to February 1, 2012 for the Class A shares reflects the performance of the private investment fund restated to reflect Class A sales loads and expenses.  The performance of the private investment fund prior to February 1, 2012 is based on performance calculations that are different than the standardized method of performance calculations required by the SEC.  The private investment fund was not registered under the 1940 Act and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Code, which, if applicable, may have adversely affected its performance.

Small Cap Value Fund
Under normal market conditions, the Small Cap Value Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in securities issued by small capitalization companies. The Fund considers a company to be a small capitalization company if it has a market capitalization of $5 billion or less at the time of purchase.  The Fund may periodically reevaluate and adjust this definition.  The Small Cap Value Fund invests predominantly in U.S. equity securities. Equity securities include common and preferred stocks, warrants and rights. Up to 10% of the Small Cap Value Fund’s total assets, measured at the time of purchase, may be invested in fixed-income securities.  Up to 10% of the Small Cap Value Fund’s total assets, measured at the time of purchase, may be invested in securities of companies which are domiciled  outside of the United States.  However the combined total assets, measured at the time of purchase, invested in fixed-income securities and in securities of companies which are domiciled outside of the United States may not exceed 15%.  The Fund may invest up to 5% of its total assets, measured at the time of purchase, in any one issuer.

The Advisor uses the principles of value investing to analyze and select equity securities for the Small Cap Value Fund’s investment portfolio.  When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business.  By choosing securities that are selling at a discount to the Advisor’s estimates of its share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation.  The Advisor may sell a security when its price reaches a target set by the Advisor, the Advisor believes that other investments are more attractive, or for other reasons.

All Funds
The Advisor selects stocks for the Funds based on their individual merits and not necessarily on their geographic locations.  In selecting foreign securities, the Advisor does not attempt to match the security allocations of foreign stock market indices.  Therefore, each Fund’s country weightings may differ significantly from country weightings found in published foreign stock indices.  For example, the Advisor may decide not to invest a Fund’s assets in companies in a country whose stock market, at the time, comprises a large portion of a published foreign stock market index.  At the same time, the Advisor may invest the Fund’s assets in companies in countries whose representation in the index is small or non-existent.

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Value Investing
The Advisor applies the Graham and Dodd Value Investing approach to stock selection.  Benjamin Graham is widely regarded as the founder of this approach to investing and a pioneer in modern security analysis.  In his 1934 book Security Analysis, co-written by David Dodd, Graham introduced the idea that equity securities should be chosen by identifying the “true” long-term – or intrinsic – value of a company based on measurable data.  The Advisor follows this approach, looking at each equity security as though it is a business that is for sale.  By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation.

The Advisor uses fundamental analysis to develop an estimate of intrinsic value, and looks at, among other factors, a company’s earnings, book value, cash flow, capital structure, and management record, as well as its industry and position within that industry.  This analysis typically includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, research reports and other information sources, as well as interviews with company management.

The Advisor may sell a security when its price reaches the intrinsic value set by the Advisor, the Advisor believes that other investments are more attractive, or for other reasons.

Short-Term Investments
Each Fund may invest from time to time in cash or short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions which in the Advisor’s discretion require investments inconsistent with the Fund’s principal investment strategies. The amount of such holdings will vary and will depend on the Advisor’s assessment of the quantity and quality of investment opportunities that exist at any given time, and may at times be relatively high.  Short-term cash equivalent securities include U.S. government securities, certificates of deposit, bankers’ acceptances, repurchase agreements, demand notes and commercial paper.  As a result of taking such temporary defensive positions, the Funds may not achieve their investment objectives.

Other Investment Techniques and Restrictions
The Funds will use certain other investment techniques, and have adopted certain investment restrictions, which are described in the Funds’ Statement of Additional Information (“SAI”).  Unlike the Funds’ investment objectives, certain of these investment restrictions are fundamental and may be changed only by a majority vote of each Fund’s outstanding shares. However, the Funds’ investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise in this Prospectus or the SAI.

Principal Risks of Investing in the Funds

The value of your investment in the Funds will fluctuate, which means you could lose money.  You should consider an investment in the Funds as a long-term investment.

Currency Risk
Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of a Fund’s investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar.

Emerging Markets and Related Risk
The Advisor considers an emerging market country to be any country which is in the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”) or any country that, in the opinion of the Advisor, is generally considered to be an emerging market country by the international financial community. There are currently over 130 such countries, approximately 40 of which currently have investable stock markets. Those countries generally include every nation in the world except the United States, Canada, Japan, Australia, Hong Kong, Singapore, New Zealand and most nations located in Western Europe. Currently, investing in many emerging market countries is not feasible or may involve unacceptable risks. As opportunities to invest in emerging markets countries develop, the Funds expect to expand and diversify further the countries in which the Funds invest.

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Investments in emerging market countries may be subject to all of the risks of foreign investing generally and have additional heightened risks due to a less established legal, political, business and social frameworks to support securities markets. Some of the additional significant risks include:

•	Less social, political and economic stability;

•	Unpredictable changes in national policies on foreign investment, including restrictions on investment in issuers or industries deemed sensitive to national interests;

•	Less transparent and established taxation policies;

•	Less developed regulatory or legal structures governing private and foreign investments or allowing for judicial redress for injury to private property;

•	Less familiarity with a capital market structure or market-oriented economy and more widespread corruption and fraud;

•	Inadequate, limited and untimely financial reporting as accounting standards and auditing requirements may not correspond with standards generally accepted in the international capital markets;

•	Less financial sophistication, creditworthiness, and/or resources possessed by, and less government regulation of, the financial institutions and issuers with which the Fund transacts;

•	Insolvency of local banking systems due to concentrated debtor risk, imprudent lending, the effect of inefficiency and fraud in bank transfers and other systemic risks;

•	Less developed local banking infrastructure creating an inability to channel domestic savings to companies in need of finance which can therefore experience difficulty in obtaining working capital;

•	Risk of government seizure of assets;

•	Less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S.;

•	Greater concentration in a few industries resulting in greater vulnerability to regional and global trade conditions;

•	Higher rates of inflation and more rapid and extreme fluctuations in inflation rates;

•	Greater sensitivity to interest rate changes;

•	Fraudulent activities of management;

•	Increased volatility in currency exchange rates and potential for currency devaluations and/or currency controls;

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•	Greater debt burdens relative to the size of the economy;

•	More delays in settling portfolio transactions and heightened risk of loss from shareholder registration and custody practices;

•	Less assurance that favorable economic developments will not be slowed or reversed by unanticipated economic, political or social events in such countries;

•
Trade embargoes, sanctions and other restrictions, which may, from time to time, be imposed by international bodies (for example, the United Nations) or sovereign states (for example, the United States) or their agencies on investments held or to be held by the Fund resulting in an investment or cash flows relating to an investment being frozen or otherwise suspended or restricted.

Because of the above factors, investments in emerging market countries are subject to greater price volatility and illiquidity than investments in developed markets.

Certain emerging markets are sometimes referred to as “frontier markets.”  Frontier markets are the least advanced capital markets in the developing world. Frontier markets are countries with investable stock markets that are less established than those in the emerging markets. They are also known as “pre-emerging markets.”

Most frontier markets consist chiefly of stocks of financial, telecommunications and consumer companies that receive monthly payments from customers. Frontier markets are categorically the riskiest markets in the world in which to invest. Frontier markets have the least number of investors and investment holdings and may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also have substantial political and currency risk.

Emerging and frontier markets both offer the prospect of higher returns with higher risk. However, emerging markets are more stable and developed than frontier markets. The economies of emerging market countries have achieved a rudimentary level of development, while frontier markets represent the least economically developed nations in the global marketplace. Emerging and frontier markets also carry several types of investment risk, including market, political and currency risk, as well as the risk of nationalization.

Financial Sector Risk (Global Equity Fund)
Companies in the financial sector are subject to governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Governmental regulation may change frequently, and may have adverse consequences for companies in the financial sector, including effects not intended by such regulation. The impact of recent or future regulation in various countries on any individual financial company or on the sector, as a whole, cannot be predicted.

Certain risks may impact the value of investments in the financial sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financial sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets.

In the recent past, deterioration of the credit markets impacted a broad range of mortgage, asset-backed, auction rate, sovereign debt and other markets, including U.S. and non-U.S. credit and interbank money markets, thereby affecting a wide range of financial institutions and markets. As a result, a number of large financial institutions failed, merged with other institutions or required significant government infusions of capital. Instability in the financial markets has caused certain financial companies to incur large losses. Some financial companies experienced declines in the valuations of their assets, took actions to raise capital (such as the issuance of debt or equity securities), or even ceased operations. Some financial companies borrowed significant amounts of capital from government sources, and may face future government-imposed restrictions on their businesses or increased government intervention. Those actions caused the securities of many financial companies to decline in value. The financial sector is particularly sensitive to fluctuations in interest rates.

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Foreign Securities Risk
Investments in foreign securities involve certain inherent risks such as fluctuations in currency exchange rates. However, the Advisor does not believe that currency fluctuation, over the long term significantly affects portfolio performance of a group of broadly diversified companies representing a number of currencies and countries. The interrelationships of the global economies, volatility or threats to stability of any significant currency, such as occurred in the past with the European Monetary Union, or significant political instability of any country or region, may affect other markets and the risk of an investment in a Fund.

Before investing in a Fund, you should also consider the other risks of investing in foreign securities, including political or economic instability in the country of issue and the possible imposition of currency exchange controls or other adverse laws or restrictions. In addition, securities prices in foreign markets are generally subject to different economic, financial, political and social factors than the prices of securities in U.S. markets. With respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation, limitations on liquidity of securities or political or economic developments which could affect the foreign investments of the Funds. Moreover, securities of foreign issuers generally will not be registered with the SEC, and such issuers will generally not be subject to the SEC’s reporting requirements. Accordingly, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by the Funds than is available concerning U.S. companies. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign broker-dealers, financial institutions and listed companies than exists in the U.S. These factors could make foreign investments, especially those in developing countries, more volatile than U.S. investments.

Each Fund may, from time to time, invest a substantial portion of the total value of its assets in securities of issuers located in particular countries and/or associated with particular industries.  For example, as of December 31, 2017, 20.69% of the International Equity Fund’s assets were invested in U.K. issuers.  During such periods, the Fund may be more susceptible to risks associated with single economic, political or regulatory occurrences of the United Kingdom than more diversified portfolios.

Mid and Small-Capitalization Company Risk
Each Fund may invest in the securities of mid-capitalization and small-capitalization companies which generally involve greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of mid-capitalization and small-capitalization companies usually have more limited trading liquidity.  Because mid-capitalization and small-capitalization companies generally have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.  Additionally, securities of mid-capitalization and small-capitalization companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies and typically there is less publicly available information concerning mid-capitalization and small-capitalization companies than for larger, more established companies.  Although investing in securities of mid-capitalization and small-capitalization companies offers potential above-average returns if the companies are successful, there is a risk that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.  Securities of mid-capitalization and small-capitalization companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets or financial resources and may lack management depth.  Securities of mid-capitalization and small-capitalization companies also may be more volatile than larger companies or the market averages in general because of their general susceptibility to economic downturns.

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Real Estate Investment Trusts Risk
REITs are trusts that invest primarily in commercial real estate or real estate-related loans. By investing in REITs indirectly through the Fund, shareholders will not only bear the proportionate share of the expenses of the Fund, but will also indirectly bear similar expenses of underlying REITs. The Fund may be subject to certain risks associated with the direct investments of the REITs, such as including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs generally depend on their ability to generate cash flow to make distributions to shareholders or unit holders and may be subject to defaults by borrowers and to self- liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 or its failure to maintain exemption from registration under the 1940 Act.

Stock Risk
The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions, and stock prices may go down over short or even extended periods.  Stocks are more volatile—likely to go up or down in price, sometimes suddenly—and are riskier than some other forms of investment, such as short-term high-grade fixed income securities.

Value Securities Risk
Value securities are securities of companies that may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued.  The market value of a portfolio security may not meet the Advisor’s assessment of the future value of that security, or the market value of the security may decline.  There is also a risk that it may take longer than expected for the value of any such investment to rise to the assessed value.  In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Value Style Risk
Value style of investing has caused a Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Portfolio Holdings

A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”), which is located on the Funds’ website at www.brandesfunds.com.

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FUND MANAGEMENT

Each Fund is a series of Brandes Investment Trust, a Delaware statutory trust (the “Trust”).  The Board of Trustees of the Trust decides matters of general policy and reviews the activities of the Advisor and other service providers.  The Trust’s officers conduct and supervise its daily business operations.

The Investment Advisor

Brandes Investment Partners, L.P., (the “Advisor”) has been in business, through various predecessor entities, since 1974.  As of September 30, 2017, the Advisor managed approximately $30 billion in assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, and individuals.  The Advisor’s offices are at 11988 El Camino Real, Suite 600, San Diego, California 92130.

Subject to the direction and control of the Trustees, the Advisor develops and implements an investment program for the Funds, including determining which securities are bought and sold.  The Advisor also provides certain officers for the Trust.  For its services, the Advisor receives a percentage of each Fund’s average daily net assets, payable on a monthly basis from each Fund as shown in the table below.  For the fiscal year ended September 30, 2017, the Advisor received the following net management fees as a percentage of average daily net assets.  The “net” management fee reflects the amount received because the Advisor either waived a portion of its fees or was entitled to recoup a portion of fees previously waived pursuant to the expense cap agreement described below:

Fund	Annual Management Fee	Net Management Fee Received (after waivers or recoupments) (as of September 30, 2017)
International Equity Fund	0.80% on average daily net assets up to $2.5 billion; 0.75% between $2.5 billion and $5.0 billion; 0.70% on average daily net assets greater than $5.0 billion.	0.79%
Global Equity Fund	0.80%	0.56%
Global Equity Income Fund	0.80%	0.00%
Global Opportunities Value Fund	0.95%	0.03%
Emerging Markets Value Fund	0.95% on average daily net assets up to $2.5 billion; 0.90% on average daily net assets from $2.5 billion to $5.0 billion; and 0.85% on average daily net assets greater than $5.0 billion.	0.93%
International Small Cap Fund	0.95%	0.95%
Small Cap Value Fund(1)	0.70%	N/A

(1)	The Small Cap Value Fund commenced operations on January 2, 2018.

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The Advisor has signed a contract with the Trust in which the Advisor has agreed to waive management fees and reimburse operating expenses of each Fund through January 31, 2019, to the extent necessary to ensure that the operating expenses of each Class do not exceed the percentage of average daily net assets shown in the table below (the “Expense Caps”).  For this purpose, operating expenses do not include taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation.

Expense Caps	Class A	Class C	Class I	Class R6
International Equity Fund	1.20%	1.95%	1.00%	0.82%
Global Equity Fund	1.25%	2.00%	1.00%	0.82%
Global Equity Income Fund	1.25%	2.00%	1.00%	0.82%
Global Opportunities Value Fund	1.40%	2.15%	1.15%	0.97%
Emerging Markets Value Fund	1.37%	2.12%	1.12%	0.97%
International Small Cap Fund	1.40%	2.15%	1.15%	1.00%
Small Cap Value Fund	1.15%	N/A	0.90%	0.72%

A discussion regarding the basis for the Board of Trustees’ approval or re-approval, as the case may be, of the Funds’ investment advisory agreements with the Advisor is available in the Funds’ semi‑annual report to shareholders for the period ended March 31, 2017.

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Portfolio Managers

Each Fund’s investment portfolio is team-managed by an investment committee comprised of senior portfolio management professionals of the Advisor.

International Equity Fund

All investment decisions for the International Equity Fund are the responsibility of the Advisor’s International Large Cap Investment Committee (“International Large Cap Committee”).  The voting members of the Committee are Brent V. Woods, Amelia Maccoun Morris, Jeffrey Germain, Shingo Omura and Luiz Sauerbronn.

The Funds’ SAI provides additional information about the International Large Cap Committee, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Funds.

Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years

Brent Woods, CFA	International Equity Fund Since 1997	Brent V. Woods, CFA Chief Executive Officer Experience
		•	Current Responsibilities
			o	Chief Executive Officer, leading the firm’s Senior Management Team, which is responsible for day-to-day operations and long-term strategic direction
			o	Member of the International Large-Cap Investment Committee
		•	Prior Career Highlights
			o	Managing Director, Investments Group with Brandes Investment Partners, responsible for the firm’s securities research efforts and oversight of the product investment committees
		•	Experience began in 1995
		•	Joined Brandes Investment Partners in 1995
		•	Limited partner of the firm’s parent company
Education and Skills
		•	JD (cum laude) from Harvard Law School
		•	Master’s in international studies from St. John’s College at Cambridge University, England
		•	AB (Phi Beta Kappa) from Princeton University

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Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years

Amelia Morris, CFA	International Equity Fund Since 1998	Amelia Maccoun Morris, CFA Director, Investments Group Experience
		•	Current Responsibilities
			o	Analyst and Team Leader responsibilities on the Consumer Products Research Team
			o	Member of the International Large-Cap Investment Committee
		•	Experience began in 1986
		•	Joined Brandes Investment Partners in 1998
		•	Limited partner of the firm’s parent company
		•	Prior Career Highlights
			o	Member of the Emerging Markets Investment Committee with Brandes Investment Partners
			o	Member of the Investment Oversight Committee with Brandes Investment Partners
			o	Member of the Brandes Institute Advisory Board
Education and Skills
		•	MBA from the University of Chicago Booth School of Business
		•	AB in economics (Phi Beta Kappa and cum laude) from the University of California, Davis

Jeffrey Germain, CFA	International Equity Fund Since 2009	Jeffrey Germain, CFA Director, Investments Group Experience
		•	Current Responsibilities
			o	Analyst responsibilities on the Basic Materials Research Team
			o	Member of the International Large-Cap Investment Committee
		•	Experience began in 2001
		•	Joined Brandes Investment Partners in 2001
		•	Limited partner of the firm’s parent company
		•	Prior Career Highlights
			o	Financial Analyst with Harcourt
			o	CFO of Golf Destinations
Education and Skills
		•	BS in business administration with a concentration in finance from the University of North Carolina at Chapel Hill

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Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years

Shingo Omura, CFA	International Equity Fund Since 2013	Shingo Omura, CFA Director, Investments Group Experience
		•	Current Responsibilities
			o	Analyst and Team Leader responsibilities on the Health Care Research Team
			o	Member of the International Large-Cap Investment Committee
			o	Primary Product Coordinator for the Japan Equity strategy
			o	Member of the Corporate Governance Committee
		•	Experience began in 2001
		•	Joined Brandes Investment Partners in 2005
		•	Limited partner of the firm’s parent company
		•	Prior Career Highlights
			o	Sell-Side Research Analyst (covering basic materials and utilities companies) in Japan
Education and Skills
		•	MBA from the Haas School of Business at the University of California, Berkeley
		•	BA in economics from Keio University in Tokyo, Japan

Luiz Sauerbronn	International Equity Fund Since 2013	Luiz G. Sauerbronn Director, Investments Group Experience
		•	Current Responsibilities
			o	Analyst responsibilities on the Industrials Research Team
			o	Member of the International Large-Cap and Small-Cap Investment Committees
			o	Member of the Corporate Governance Committee
		•	Experience began in 1995
		•	Joined Brandes Investment Partners in 2001
		•	Limited partner of the firm’s parent company
		•	Prior Career Highlights
			o	Summer Associate with J.P. Morgan
			o	Manager of Mergers and Acquisitions Advisory Team with Banco Brascan (part of Brookfield Asset Management) in Brazil
			o	Trainee with Royal Dutch Shell
Education and Skills
		•	MBA from the Haas School of Business at the University of California, Berkeley
		•	BS in economics from the Federal University of Rio de Janeiro

Global Equity Fund

All investment decisions for the Global Equity Fund are the responsibility of the Advisor’s Global Large Cap Investment Committee (“Global Large Cap Committee”).  The voting members of the Committee are Brent Fredberg, Ted Kim, Kenneth Little and Brian Matthews.

The Funds’ SAI provides additional information about the Global Large Cap Committee, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Funds.

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Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years

Brent Fredberg	Global Equity Fund Since 2008	Brent Fredberg Director, Investments Group Experience
		•	Current Responsibilities
			o	Analyst and Team Leader responsibilities on the Technology Research Team
			o	Member of the Global Large-Cap Investment Committee
		•	Experience began in 1994
		•	Joined Brandes Investment Partners in 1999
		•	Limited partner of the firm’s parent company
		•	Prior Career Highlights
			o	Financial Analyst and Controller with Raytheon/Amana Appliances
Education and Skills
		•	MBA (with distinction) from Northwestern University’s Kellogg Graduate School of Management
		•	BS in finance (with distinction) from the University of Iowa
		•	Certified Public Accountant (inactive)
		•	Certified Management Accountant (inactive)

Ted Kim, CFA	Global Equity Fund Since 2013	Ted Kim, CFA Director, Investments Group Experience
		•	Current Responsibilities
			o	Analyst and Team Leader responsibilities on the Industrials Research Team
			o	Member of the Global Large-Cap Investment Committee
		•	Experience began in 2000
		•	Joined Brandes Investment Partners in 2000
		•	Limited partner of the firm’s parent company
		•	Prior Career Highlights
			o	Product and Manufacturing Engineer with Ford Motor Company
Education and Skills
		•	MBA from the Kellogg Graduate School of Management at Northwestern University
		•	MS in system design and management from the Massachusetts Institute of Technology
		•	BS in mechanical engineering from the Massachusetts Institute of Technology

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Portfolio Managers	Length of Service with the Funds	Business Experience During the Past Five Years

Kenneth Little, CFA	Global Equity Fund Since 2013	Kenneth Little, CFA Managing Director, Investments Group Experience
		•	Current Responsibilities
			o	Managing Director, Investments Group, leading the firm’s overall research efforts and overseeing the product investment committees
			o	Member of the All-Cap and Global Large-Cap Investment Committees
			o	Analyst and Team Leader responsibilities on the Basic Materials and Utilities Research Teams
			o	Member of the Senior Management Team, which is responsible for the firm’s day-to-day operations and long-term strategic direction
			o	Member of the Corporate Governance Committee
		•	Experience began in 1996
		•	Joined Brandes Investment Partners in 1996
		•	Limited partner of the firm’s parent company
		•	Prior Career Highlights
			o	Senior Accountant with KPMG
Education and Skills
		•	MBA from the Fuqua School of Business at Duke University
		•	BS in accounting from the University of La Verne
		•	Certified Public Accountant (inactive)

Brian Matthews, CFA	Global Equity Fund Since 2013	Brian A. Matthews, CFA Director, Investments Group Experience
		•	Current Responsibilities
			o	Analyst responsibilities on the Telecommunications Research Team
			o	Member of the Global Large-Cap Investment Committee
		•	Experience began in 2000
		•	Joined Brandes Investment Partners in 2002
		•	Limited partner of the firm’s parent company
		•	Prior Career Highlights
			o	Member of the Small-Cap Investment Committee with Brandes Investment Partners
			o	Investment Banking Analyst with Merrill Lynch
Education and Skills
		•	BS with concentrations in finance and management (summa cum laude) from the Wharton School of the University of Pennsylvania

Global Equity Income Fund

All investment decisions for the Global Equity Income Fund are the responsibility of the Advisor’s Global Large Cap Investment Committee (“Global Large Cap Committee”). The voting members of the Committee are Brent Fredberg, Ted Kim, Kenneth Little and Brian Matthews.

The Fund’s SAI provides additional information about the Global Large Cap Committee, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Fund.

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Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years

Brent Fredberg	Global Equity Income Fund Since inception (2014)	Brent Fredberg Director, Investments Group Experience
		•	Current Responsibilities
			o	Analyst and Team Leader responsibilities on the Technology Research Team
			o	Member of the Global Large-Cap Investment Committee
		•	Experience began in 1994
		•	Joined Brandes Investment Partners in 1999
		•	Limited partner of the firm’s parent company
		•	Prior Career Highlights
			o	Financial Analyst and Controller with Raytheon/Amana Appliances
Education and Skills
		•	MBA (with distinction) from Northwestern University’s Kellogg Graduate School of Management
		•	BS in finance (with distinction) from the University of Iowa
		•	Certified Public Accountant (inactive)
		•	Certified Management Accountant (inactive)

Ted Kim, CFA	Global Equity Income Fund Since inception (2014)	Ted Kim, CFA Director, Investments Group Experience
		•	Current Responsibilities
			o	Analyst and Team Leader responsibilities on the Industrials Research Team
			o	Member of the Global Large-Cap Investment Committee
		•	Experience began in 2000
		•	Joined Brandes Investment Partners in 2000
		•	Limited partner of the firm’s parent company
		•	Prior Career Highlights
			o	Product and Manufacturing Engineer with Ford Motor Company
Education and Skills
		•	MBA from the Kellogg Graduate School of Management at Northwestern University
		•	MS in system design and management from the Massachusetts Institute of Technology
		•	BS in mechanical engineering from the Massachusetts Institute of Technology

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Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years

Kenneth Little, CFA	Global Equity Income Fund Since inception (2014)	Kenneth Little, CFA Managing Director, Investments Group Experience
		•	Current Responsibilities
			o	Managing Director, Investments Group, leading the firm’s overall research efforts and overseeing the product investment committees
			o	Member of the All-Cap and Global Large-Cap Investment Committees
			o	Analyst and Team Leader responsibilities on the Basic Materials and Utilities Research Teams
			o	Member of the Senior Management Team, which is responsible for the firm’s day-to-day operations and long-term strategic direction
			o	Member of the Corporate Governance Committee
		•	Experience began in 1996
		•	Joined Brandes Investment Partners in 1996
		•	Limited partner of the firm’s parent company
		•	Prior Career Highlights
			o	Senior Accountant with KPMG
Education and Skills
		•	MBA from the Fuqua School of Business at Duke University
		•	BS in accounting from the University of La Verne
		•	Certified Public Accountant (inactive)

Brian Matthews, CFA	Global Equity Income Fund Since inception (2014)	Brian A. Matthews, CFA Director, Investments Group Experience
		•	Current Responsibilities
			o	Analyst responsibilities on the Telecommunications Research Team
			o	Member of the Global Large-Cap Investment Committee
		•	Experience began in 2000
		•	Joined Brandes Investment Partners in 2002
		•	Limited partner of the firm’s parent company
		•	Prior Career Highlights
			o	Member of the Small-Cap Investment Committee with Brandes Investment Partners
			o	Investment Banking Analyst with Merrill Lynch
Education and Skills
		•	BS with concentrations in finance and management (summa cum laude) from the Wharton School of the University of Pennsylvania

Global Opportunities Value Fund

  All investment decisions for the Global Opportunities Value Fund are the responsibility of the Advisor’s All-Cap Investment Committee (“All-Cap Committee”). The voting members of the Committee are Ralph Birchmeier, Kenneth Little, Michael Hutchens and Gerardo Zamorano.

The Fund’s SAI provides additional information about the All-Cap Committee, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Fund.

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Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years

Ralph Birchmeier, CFA	Global Opportunities Value Fund Since inception (2014)	Ralph Birchmeier, CFA Director, Investments Group Experience
		•	Current Responsibilities
○ Analyst and Team Leader responsibilities on the Financial Institutions Team,
○ Member of both the Small-Cap and All-Cap Investment Committees
		•	Experience began in 1994
		•	Joined Brandes Investment Partners in 1999
		•	Limited partner of the firm’s parent company
		•	Prior Career Highlights
○ Analyst on the Basic Materials Team with Brandes Investment Partners
○ Portfolio Analyst with First Quadrant L.P.
○ Certified Public Accountant with Arthur Andersen
Education and Skills
		•	MBA with an emphasis in finance (with honors) from Columbia University
		•	BS in accounting from Loyola Marymount University

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Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years

Kenneth Little, CFA	Global Opportunities Value Fund Since inception (2014)	Kenneth Little, CFA Managing Director, Investments Group Experience
		•	Current Responsibilities
○ Managing Director, Investments Group, leading the firm’s overall research efforts and overseeing the product investment committees
○ Member of the All Cap and Global Large Cap Investment Committees
○ Analyst and Team Leader responsibilities on the Basic Materials and Utilities Research Teams
○ Member of the Senior Management Team, which is responsible for the firm’s day-to-day operations and long-term strategic direction
○ Member of the Corporate Governance Committee
		•	Experience began in 1996
		•	Joined Brandes Investment Partners in 1996
		•	Limited partner of the firm’s parent company
		•	Prior Career Highlights
○ Senior Accountant with KPMG
Education and Skills
		•	MBA from the Fuqua School of Business at Duke University
		•	BS in accounting from the University of La Verne
		•	Certified Public Accountant (inactive)

Michael Hutchens, CFA	Global Opportunities Value Fund Since inception (2014)	Michael Hutchens, CFA Director, Investments Group Experience
		•	Current Responsibilities
○ Analyst responsibilities on the Financial Institutions Research Team
○ Member of the Small-Mid Cap and All-Cap Investment Committees
		•	Experience began in 1994
		•	Joined Brandes Investment Partners in 2001
		•	Limited partner of the firm’s parent company
		•	Prior Career Highlights
○ Bank examiner with the Federal Reserve System
Education and Skills
		•	MBA with a concentration in finance from Columbia Business School
		•	BS in business with a concentration in finance from Indiana University

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Portfolio Manager	Length of Service with the Funds	Business Experience During the Past Five Years

Gerardo Zamorano, CFA	Global Opportunities Value Fund Since inception (2014)	Gerardo Zamorano, CFA Director, Investments Group Experience
		•	Current Responsibilities
○ Analyst and Team Leader responsibilities on the Telecommunications Research Team,
○ Member of the Emerging Markets and All-Cap Investment Committees
		•	Experience began in 1995
		•	Joined Brandes Investment Partners in 1999
		•	Limited partner of the firm’s parent company
		•	Prior Career Highlights
○ Assistant Investment Officer in the Latin America Department with the International Finance Corporation (part of the World Bank Group)
Education and Skills
		•	MBA from the Kellogg Graduate School of Management of Northwestern University
		•	BSE (magna cum laude) from the Wharton School of Business of the University of Pennsylvania
		•	Fluent in Spanish and Portuguese

Emerging Markets Value Fund

All investment decisions for the Emerging Markets Value Fund are the responsibility of the Advisor’s Emerging Markets Investment Committee (“Emerging Markets Committee”).  The voting members of the Committee are Mauricio Abadia, Douglas C. Edman, Christopher J. Garrett, Louis Y. Lau, and Gerardo Zamorano.

The Funds’ SAI provides additional information about the Emerging Markets Committee, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Fund.

Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years

Mauricio Abadia	Emerging Markets Value Fund since 2016	Mauricio Abadia Analyst Experience
		•	Current Responsibilities
○ Analyst responsibilities on the Utilities Research Team
○ Member of the Emerging Markets Investment Committee
○ Member of the Brandes Institute Advisory Board
		•	Experience began in 2006
		•	Joined Brandes Investment Partners in 2010
		•	Prior Career Highlights
○ Senior Consultant with Deloitte
Education and Skills
		•	MBA (with honors) from the Haas School of Business at the University of California, Berkeley
		•	BS in systems engineering (with distinction) from the University of Virginia
		•	Fluent in Spanish

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Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years

Doug Edman, CFA	Emerging Markets Value Fund and its predecessor private investment fund since 2006	Douglas C. Edman, CFA Director, Investments Group Experience
		•	Current Responsibilities
○ Analyst responsibilities on the Basic Materials Research Team
○ Member of the Emerging Markets Investment Committee
		•	Experience began in 1990
		•	Joined Brandes Investment Partners in 1995
		•	Limited partner of the firm’s parent company
		•	Prior Career Highlights
○ Credit Analyst with Goldman Sachs
○ Project Engineer with Chevron
Education and Skills
		•	MBA in finance from the Wharton School of the University of Pennsylvania
		•	BS in chemical engineering from the University of Southern California

Christopher Garrett, CFA	Emerging Markets Value Fund and its predecessor private investment fund since 2002	Christopher J. Garrett, CFA Director, Institutional Group Experience
		•	Current Responsibilities
○ Member of the Emerging Markets Investment Committee
○ Develop and service relationships with institutional consultants and clients
○ Non-Executive Director of Brandes Investment Partners (Asia) Pte. Ltd. (“Brandes Asia”), which is headquartered in Singapore and is an affiliate of Brandes Investment Partners, L.P
		•	Experience began in 1990
		•	Joined Brandes Investment Partners in 2000
		•	Prior Career Highlights
○ Chief Executive Officer and Institutional Portfolio Manager for Brandes Asia
○ Portfolio Manager/Analyst with Dupont Capital Management
○ Corporate Loan Officer with City National Bank
○ Corporate Loan Officer with First Interstate Bank of California
Education and Skills
		•	MBA from Columbia University’s Columbia Business School
		•	BS in finance from Arizona State University

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Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years

Louis Lau, CFA	Emerging Markets Value Fund and its predecessor private investment fund since 2008	Louis Y. Lau, CFA Director, Investments Group Experience
		•	Current Responsibilities
○ Analyst responsibilities on the Financial Institutions Research Team
○ Member of the Emerging Markets Investment Committee
○ Product Coordinator for the Emerging Markets Portfolio
		•	Experience began in 1998
		•	Joined Brandes Investment Partners in 2004
		•	Limited partner of the firm’s parent company
		•	Prior Career Highlights
○ Analyst with Goldman Sachs, in investment banking and equity capital markets
Education and Skills
		•	MBA in finance and accounting (with honors) from the Wharton School of the University of Pennsylvania
○ Director of Research and Portfolio Manager of the Wharton Investment Management Fund, a student-run, U.S. small-cap value fund
		•	BBA in finance (with merit) from the National University of Singapore
		•	Studied at the University of Michigan (Ann Arbor) and New York University
		•	Fluent in Chinese

Gerardo Zamorano, CFA	Emerging Markets Value Fund and its predecessor private investment fund since 2002	Gerardo Zamorano, CFA Director, Investments Group Experience
		•	Current Responsibilities
○ Analyst and Team Leader responsibilities on the Telecommunications Research Team,
○ Member of the Emerging Markets and All-Cap Investment Committees
		•	Experience began in 1995
		•	Joined Brandes Investment Partners in 1999
		•	Limited partner of the firm’s parent company
		•	Prior Career Highlights
○ Assistant Investment Officer in the Latin America Department with the International Finance Corporation (part of the World Bank Group)
Education and Skills
		•	MBA from the Kellogg Graduate School of Management of Northwestern University
		•	BSE (magna cum laude) from the Wharton School of Business of the University of Pennsylvania
		•	Fluent in Spanish and Portuguese

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International Small Cap Fund and Small Cap Value Fund

All investment decisions for the International Small Cap Fund and the Small Cap Value Fund are the responsibility of the Advisor’s Small Cap Investment Committee (“Small Cap Committee”).  The voting members of the Small Cap Committee are Ralph Birchmeier, Luiz G. Sauerbronn, Yingbin Chen, and Mark Costa.

The Funds’ SAI provides additional information about the Small Cap Committee, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Funds.

Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years

Ralph Birchmeier, CFA	International Small Cap Fund and its predecessor private investment fund since 2002 Small Cap Value Fund and its predecessor private investment fund since 2002	Ralph Birchmeier, CFA Director, Investments Group Experience
		•	Current Responsibilities
○ Analyst and Team Leader responsibilities on the Financial Institutions Team,
○ Member of both the Small-Cap and All-Cap Investment Committees
		•	Experience began in 1994
		•	Joined Brandes Investment Partners in 1999
		•	Limited partner of the firm’s parent company
		•	Prior Career Highlights
○ Analyst on the Basic Materials Team with Brandes Investment Partners
○ Portfolio Analyst with First Quadrant L.P.
○ Certified Public Accountant with Arthur Andersen
Education and Skills
		•	MBA with an emphasis in finance (with honors) from Columbia University
		•	BS in accounting from Loyola Marymount University

Luiz G. Sauerbronn	International Small Cap Fund and its predecessor private investment fund since 2004 Small Cap Value Fund and its predecessor private investment fund since 2004	Luiz G. Sauerbronn Director, Investments Group Experience
		•	Current Responsibilities
○ Analyst responsibilities on the Industrials Research Team
○ Member of the International Large-Cap and Small-Cap Investment Committees
○ Member of the Corporate Governance Committee
		•	Experience began in 1995
		•	Joined Brandes Investment Partners in 2001
		•	Limited partner of the firm’s parent company
		•	Prior Career Highlights
○ Summer Associate with J.P. Morgan
○ Manager of Mergers and Acquisitions Advisory Team with Banco Brascan (part of Brookfield Asset Management) in Brazil
○ Trainee with Royal Dutch Shell
Education and Skills
		•	MBA from the Haas School of Business at the University of California, Berkeley
		•	BS in economics from the Federal University of Rio de Janeiro

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Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years

Yingbin Chen, CFA	International Small Cap Fund and its predecessor private investment fund since 2005 Small Cap Value Fund and its predecessor private investment fund since 2005	Yingbin Chen, CFA Director, Investments Group Experience
		•	Current Responsibilities
○ Analyst responsibilities on the Technology Research Team
○ Member of the Small-Cap Investment Committee
		•	Experience began in 2001
		•	Joined Brandes Investment Partners in 2001
		•	Limited partner of the firm’s parent company
		•	Prior Career Highlights
○ Technology Officer with Citicorp
○ Technology Consultant with Hewlett Packard
Education and Skills
		•	International MBA (with high honors) from the University of Chicago Booth School of Business
		•	MS in electrical engineering from Johns Hopkins University
		•	Fluent in Chinese

Mark Costa, CFA	International Small Cap Fund and its predecessor private investment fund since 2010 Small Cap Value Fund and its predecessor private investment fund since 2010	Mark Costa, CFA Director, Investments Group Experience
		•	Current Responsibilities
○ Analyst responsibilities on the Industrials Research Team
○ Member of the Small-Cap Investment Committee
○ Product Coordinator for the Small-Cap Investment Committee
		•	Experience began in 2000
		•	Joined Brandes Investment Partners in 2000
		•	Limited partner of the firm’s parent company
Education and Skills
		•	BS in finance with distinction from San Diego State University

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Table of Contents - Equity Funds Prospectus

Prior Advisor Performance – Global Opportunities Composite

The following table sets forth composite performance data relating to the historical performance of private accounts managed by the Advisor that have investment objectives, policies, strategies and risks substantially similar to those of the Global Opportunities Value Fund.  The data is provided to illustrate the past performance of the Advisor in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the Global Opportunities Value Fund.  Investors should not consider this performance data as an indication of future performance of the Global Opportunities Value Fund or of the Advisor.

The composite performance data shown below were calculated in accordance with Global Investment Performance Standards (“GIPS”™)*.  The composite includes all actual, fee-paying and non-fee-paying, fully discretionary private accounts (other than “wrap fee” program accounts) with assets of $1 million or more managed for at least one month by the Advisor (as well as one pooled account which was fully funded at inception) for the periods indicated below that have investment objectives, policies, strategies and risks substantially similar to those of the Global Opportunities Value Fund.  Cash and equivalents are included in the performance returns.

All composite returns presented were calculated on a time-weighted and asset-weighted total return basis, including reinvestment of all dividends, interest and income, and realized and unrealized gains and losses.  Gross returns do not give effect to investment advisory fees, which would reduce such returns.  Net returns are shown net of the Fund’s Class I shares’ total annual fund operating expenses, as shown in the “Summary Section” of this Prospectus.  Class I shares expenses are higher than composite expenses, including any sales load on the prior accounts.  All returns are net of brokerage commissions, execution costs and any applicable foreign withholding taxes, without provision for federal or state income taxes (if any).

The private accounts that are included in the composite are not subject to the same types of expenses to which the Global Opportunities Value Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code.  Consequently, the performance results for the composite could have been adversely affected if the private accounts included in the composite had been regulated as investment companies under the federal securities laws.

GIPS standards for the calculation of total return differ from the standards required by the Securities and Exchange Commission for calculation of average annual total return.  Investors should be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

*GIPS is a set of standards promulgated by the CFA Institute, a global non-profit membership and education organization that, among other things, has formulated a set of performance presentation standards for investment advisors. The GIPS performance presentation standards are intended to promote full and fair presentations by investment advisors of their performance results, and ensure uniformity in reporting so that performance results of investment advisors are directly comparable.  The CFA Institute has not been involved in the preparation or review of this information in this prospectus.

Fund Management	-66-	Other Service Providers

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Brandes Global Opportunities Composite Accounts

Brandes Global Opportunities Composite Accounts
 Annualized Returns for Periods Ending December 31, 2017
		1 Year	2 Years	3 Years	4 Years	5 Years	Since Inception (3/31/12)
NET	Brandes Global Opportunities Composite Accounts	16.16%	16.52%	9.17%	5.91%	9.60%	9.01%
	MSCI ACWI (All Country World) Index (1)	23.97%	15.64%	9.30%	7.99%	10.80%	10.03%
	Relative Performance	-7.81%	0.88%	-0.13%	-2.08%	-1.20%	-1.02%

GROSS	Brandes Global Opportunities Composite Accounts	17.15%	17.53%	10.12%	6.81%	10.54%	9.97%
	MSCI ACWI (All Country World) Index (1)	23.97%	15.64%	9.30%	7.99%	10.80%	10.03%
	Relative Performance	-6.82%	1.89%	0.82%	-1.18%	-0.26%	-0.06%

(1)
The MSCI ACWI (All Country World) Index with net dividends captures large and mid cap representation of developed and emerging markets.. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The benchmark returns are not covered by the report of independent verifiers.

Other Service Providers

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) is the Funds’ administrator, fund accountant and transfer and dividend disbursing agent.  Its address is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

ALPS Distributors, Inc. (the “Distributor”) is the Funds’ distributor. Its address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

State Street Bank and Trust Company is the custodian of the Funds’ assets and employs foreign sub‑custodians to provide custody of the Funds’ foreign assets.  Its address is 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116.

The SAI has more information about the Advisor and the Funds’ other service providers.

Fund Management	-67-	Other Service Providers

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SHAREHOLDER INFORMATION

Description of Classes

The Funds offer four classes of shares – Class A, Class C, Class I and Class R6 shares.

The following table lists the key features of the Funds’ classes.

	Class A	Class C	Class I	Class R6
Eligible Shareholders	Retail (available only through financial intermediaries)	Retail (available only through financial intermediaries)
Proprietary accounts of institutional investors such as
•   financial institutions,
•   pension plans,
•   retirement accounts,
•   qualified plans and
•   certain corporations, trusts, estates, religious and charitable organizations.
				• 401(k) Plans • 403(b) Plans • 457 Plans • Nonqualified deferred compensation plans • Certain voluntary employee benefit association and post-retirement plans
Minimum Initial Investment	Regular Accounts $2,500 Traditional and Roth IRA Accounts $1,000 Automatic Investment Plans $500	Regular Accounts $2,500 Traditional and Roth IRA Accounts $1,000 Automatic Investment Plans $500	$100,000	$0
Subsequent Minimum Investment	$500	$500	$500	$0
Waiver/ Reduction of Investment Minimum	None	None
The Advisor may waive the minimum investment for financial intermediaries and other institutions making continuing investments in the Funds on behalf of underlying investors and from time to time for other investors, including retirement plans and employees of the Advisor.
				None

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Class A	Class C	Class I	Class R6
Initial Sales Charge	5.75%	None	None	None
Contingent Deferred Sales Charge	None*	1.00%*	None	None
Redemption Fee	None	None	None	None
Ongoing Distribution (12b‑1) Fees	0.25%	0.75%	None	None
Ongoing Shareholder Service Fees	None	0.25%	None	None
Conversion Feature
Subject to the Advisor’s approval, if investors currently holding Class A or Class C shares meet the criteria for eligible investors and would like to convert to Class I shares, there are no tax consequences.  To inquire about converting your Class A or Class C shares to Class I shares, please call 1-800-395-3807.
			None
Subject to the Advisor’s approval, if investors currently holding Class I shares meet the criteria for eligible investors and would like to convert to Class R6 shares, there are no tax consequences.  To inquire about converting your Class I shares to Class R6 shares, please call 1-800-395-3807.

*A charge of 1.00% may be imposed on Class A shares redeemed within one year of purchase by certain investors who did not pay any initial sales charge.  Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.  A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

Class A Shares

Class A shares may be purchased only through financial intermediaries.  Class A shares of each Fund are retail shares that require you to pay a front-end sales charge when you invest in that Fund, unless you qualify for a reduction or waiver of the sales charge.  The sales charge you pay each time you purchase Class A shares differs depending on the amount you invest and may be reduced or eliminated for larger purchases or other reasons, as indicated below.  The “offering price” you pay for Class A shares includes any applicable front-end sales charge.  It is your responsibility to provide adequate documentation of your eligibility for a reduction or waiver of the sales charge in order to receive it.

Redemptions of Class A shares of a Fund purchased without the imposition of an initial sales charge may be assessed a contingent deferred sales charge if the Fund paid a commission in connection with the purchase of shares and the shares are redeemed within one year of purchase.  For example, the charge would apply in connection with redemptions of shares made within one year of purchase pursuant to the sales charge waiver for purchases of $1 million or more of Fund shares.  Ask your intermediary or, if you are not working with an intermediary, the Fund’s transfer agent, to determine whether a commission was paid in connection with your purchase of shares, and thus whether you may be assessed a contingent deferred sales charge.  This charge is based on the lesser of the original purchase cost or the current market value of the shares being sold.

Shareholder Information	-69-	Class Description and Pricing Fund Shares
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The sales charge for Class A shares is calculated as follows:
Amount of Purchase	Front End Sales Charge as a percentage of Offering Price*	Front End Sales Charge as a percentage of the Amount Invested	Dealer Commission as a percentage of Offering Price
Less than $25,000	5.75%	6.10%	5.75%
$25,000 or more but less than $50,000	5.00%	5.26%	5.00%
$50,000 or more but less than $100,000	4.50%	4.71%	4.50%
$100,000 or more but less than $250,000	3.50%	3.63%	3.50%
$250,000 or more but less than $500,000	2.50%	2.56%	2.50%
$500,000 or more but less than $750,000	2.00%	2.04%	2.00%
$750,000 or more but less than $1,000,000	1.50%	1.52%	1.50%
$1 million or more and certain other investments described below	None*	None*	See below
*
Each Fund may assess a contingent deferred sales charge (“CDSC”) of 1.00% on the lesser of the original purchase cost or the current market value of the shares being sold on certain redemptions of Class A Shares within one year of purchase.

The sales charge you pay may be higher or lower than the percentages described in the table above due to rounding.  This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria.  The impact of rounding may vary with the size of the investment and the net asset value of the shares.

Any redemption in circumstances where a contingent deferred sales charge may be payable will be made first from shares where no such charge is payable.

Class A Share Purchases Not Subject to Initial or Contingent Sales Charges

There are a number of ways you may reduce or eliminate sales charges.  For purposes of these features, your family consists of your spouse – or equivalent if recognized under local law – and your children under the age of 21.  The Advisor may pay dealers a commission of up to 1% on investments made in Class A shares with no sales charge.  Please see the Statement of Additional Information for more information.  You may also call your financial representative or contact the Fund at (800) 395-3807.  Information about the Funds’ sales charges also is available on the Funds’ website at www.brandesfunds.com under the Fees & Expenses section of each Fund’s Overview tab.

Front End and Contingent Deferred Sales Charge Reductions

The following investors and investments are not subject to an initial sales charge and, to the extent that the Fund did not pay a commission in connection with the investment, to a contingent deferred sales charge, if determined to be eligible by the Fund or its designee:

•	Retirement plans offered through financial intermediaries or other service providers that have entered into arrangements with the Fund for such purchases.

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•
Customers of bank trust departments, companies with trust powers, investment broker dealers and investment advisors who charge fees for services, including investment broker dealers who use wrap fee or similar arrangements and have entered into special arrangements with the Fund specifically for such purchases.

•	Customers participating in fee-based programs offered through selected registered investment advisors, broker-dealers, and other financial intermediaries.

•
Investors purchasing through financial intermediaries that offer Class A Shares uniformly on a “no load” basis to all similarly situated customers in accordance with the intermediary’s prescribed fee schedule for purchases of fund shares.

•
Customers purchasing through self-directed investment brokerage accounts that may or may not charge a transaction fee to customers, where the broker-dealer has entered into arrangements with the Fund for such purchases.

•
Insurance companies and/or their separate accounts to fund variable insurance contracts, provided that the insurance company provides recordkeeping and related administrative services to the contract owners and has entered into arrangements with the Fund for such purchases.

•	Endowments or foundations that have entered into arrangements with the Fund for such purchases.

•	Investors making rollover investments from retirement plans to IRAs.

•	Certain other investors and members of their immediate families, such as employees of investment dealers and registered investment advisors authorized to sell the Funds.

•	An officer, Trustee, Director or employee of the Advisor, the Fund’s Custodian Bank or Transfer Agent and members of his or her family.

Front End Sales Charge Reductions

You may be able to reduce the front end sales charges payable on your purchases of shares as follows:

•
Aggregation – You may be able to aggregate your purchases of Fund shares with those made by members of your family for purposes of relying on the sales charge breakpoints set forth above.  This right may only be available with respect to certain types of accounts.  For example, investments made through employer-sponsored retirement plan accounts may not be aggregated with investments made through individual-type accounts.

•
Concurrent Purchases – You may be able to combine your purchases of Fund shares with those made simultaneously by members of your family for purposes of relying on the sales charge breakpoints set forth above.

•
Rights of Accumulation – You may take into account your accumulated holdings and those of your family members in any of the Brandes Funds’ Class A shares for purposes of relying on the sales charge breakpoints set forth above.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current value based on public offering price of all other shares you and your family own.  You may need to retain appropriate account records to verify the amounts actually invested in order to rely on the ability to receive a breakpoint based on the amounts actually invested in the Brandes Funds.

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•
Letter of Intent – By signing a Letter of Intent (“LOI”) you can reduce your Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period.  The LOI will apply to all purchases of Class A shares of Brandes Funds.  Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI.  Shares equal to 5.75% of the amount of the LOI will be held in escrow during the 13-month period.  If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrow shares.  Any remaining escrow shares will be released to you.  If you establish an LOI with Brandes Funds, you can aggregate your accounts as well as the accounts of your immediate family members.  You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI.  Employer-sponsored retirement plans may be restricted from establishing letters of intent

•
Reinstatement Privileges – You may reinvest proceeds from a redemption, dividend payment or capital gain distribution from the Fund without the assessment of a front end sales charge, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made to the same account from which the shares were redeemed or that received the dividend payment/distribution.  If the account has been closed, you can reinvest without a sales charge if the new receiving account has the same registration as the closed account.  Any contingent deferred sales charge on such redemption will be credited to your account.  Any future redemptions may be subject to a CDSC based on the original investment date.

Contingent Deferred Sales Charge Waivers

The contingent deferred sales charge also may be waived in the following cases:

•	Tax-free returns of excess contributions to IRAs.

•	Redemptions due to death or post purchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities).

•	Redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document.

The contingent deferred sales charge also may be waived for the following types of transactions, if together they do not exceed 12% of the value of an account annually:

•
Redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 ½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

•	If you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

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Class C Shares

Class C shares of the Funds may be purchased only through financial intermediaries.  Class C shares of the Funds are offered at their NAV without an initial sales charge.  This means that 100% of your initial investment is placed into shares of the applicable Fund.  Class C shares pay up to 1.00% on an annualized basis of the average daily net assets as reimbursement or compensation for shareholder servicing and distribution-related activities with respect to the applicable Funds.  Over time, fees paid under the distribution and service plans will increase the cost of a Class C shareholder’s investment and may cost more than other types of sales charges.  Although, investors that purchase Class C shares will not pay any initial sales charge on the purchase, the Advisor pays 1.00% of the amount invested to dealers who sell Class C shares.  Additionally, investors are subject to a contingent deferred sales charge of 1.00% for Class C shares if shares are redeemed within 12 months after purchase.  Any applicable CDSC is based on the lesser of the original purchase cost or the current market value of the shares being redeemed.

Class I Shares

Class I shares are designed primarily for proprietary accounts of institutional investors such as financial institutions, pension plans, retirement accounts, qualified plans and certain corporations, trusts, estates, religious and charitable organizations.  The minimum initial investment for Class I Shares is $100,000 and the subsequent investment minimum is $500.  Class I shares are not subject to shareholder servicing fees or Rule 12b-1 fees.

The Trust pays securities broker-dealers and other intermediaries annual fees of up to 0.05% of the annual net assets of Class I shares of the Funds held on behalf of their clients, for sub-transfer agency, sub-accounting and other non-distribution related services.

Institutions which may invest in the Fund through Class I Shares include qualified retirement and deferred compensation plans and trusts used to fund those plans (including but not limited to those defined in section 401(k), 403(b), or 457 of the Code), “rabbi trusts,” foundations, endowments, corporations and other taxable and tax-exempt investors that would otherwise generally qualify as advisory clients of the Advisor.  Others who may invest in Class I shares include Trustees of the Trust, officers and employees of the Advisor, the Transfer Agent and the Distributor, and their immediate family members, and certain other persons determined from time to time by the Advisor (including investment advisors or financial planners or their clients who may clear transactions through a broker-dealer, bank or trust company which maintains an omnibus account with the Transfer Agent).  If you purchase or redeem shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment advisor, you may pay an additional service or transaction fee to that institution.

As indicated in the table above, the minimum initial investment for Class I Shares may be waived or reduced by the Advisor at any time.  In addition to the circumstances listed in the table, the Advisor may permit certain financial intermediaries to aggregate up to 10 customer accounts to accumulate the requisite $100,000 initial investment minimum.

Class R6 Shares

Class R6 shares are generally available to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code, if the plan or the plan’s broker, dealer or other financial intermediary (“financial service firm”) has an agreement with the Advisor to utilize Class R6 shares in certain investment products or programs (collectively, “Class R6 Eligible Plans”). Class R6 shares must be held through plan level or omnibus accounts on the books of a Fund.

Except as stated below, Class R6 shares are not available to retail or institutional investors that do not qualify as Class R6 Eligible Plans.

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Class R6 shares are continuously offered to Class R6 Eligible Plans and other eligible investors. Class R6 Eligible Plan participants may purchase Class R6 shares only through their specified benefit plans. In connection with purchases, Class R6 Eligible Plans are responsible for forwarding all necessary documentation to their financial service firm or the Distributor. Class R6 Eligible Plans and financial service firms may charge for such services.

Class R6 Eligible Plans may also purchase Class R6 shares directly from the Distributor. To make direct investments, a plan administrator must open an account with the Distributor and send payment for Class R6 shares either by mail or through a variety of other purchase options and plans offered by the Trust. Class R6 Eligible Plans that purchase their shares directly from the Trust must hold their shares in an omnibus account at the specified benefit plan level.

The Funds do not charge any sales charges (loads) or other fees in connection with purchases, sales (redemptions) or exchanges of Class R6 shares of the Funds offered in this Prospectus.  The Funds do not make any type of administrative or service payments to financial intermediaries in connection with investment in Class R6 shares.

Before purchasing shares of the Funds directly, an investor should inquire about the other classes of shares offered by the Trust and particular series of the Trust. As described within the applicable prospectus, each class of shares has particular investment eligibility criteria and is subject to different types and levels of charges, fees and expenses than the other classes. An investor who owns Class R6 shares may call the Funds at (800) 395-3807.

Shareholder Servicing Plan

The Funds have adopted a shareholder servicing plan that allows each Fund to pay fees to broker‑dealers and other financial intermediaries for certain non-distribution services provided to Class C shareholders of the Funds.  Because these fees are paid out of the assets attributable to the applicable Fund’s Class C shares, over time, they will increase the cost of your investment in such shares.  Annual shareholder servicing fees under the plan are up to 0.25% for Class C shares of the average daily net assets attributable to the applicable Fund.

Distribution Plan

The Funds have adopted a distribution plan pursuant to Rule 12b‑1 under the 1940 Act that allows each Fund to pay fees to broker-dealers for certain distribution‑related services provided to Class A and Class C shareholders.  Because these fees are paid out of the assets attributable to each Fund’s Class A and the applicable Fund’s Class C shares, over time they will increase the cost of your investment in such shares.  Annual distribution fees under the plan are up to 0.25% of the average daily net assets attributable to Class A shares of each Fund and 0.75% of the average daily net assets attributable to Class C shares of each applicable Fund.

Additional Payments to Dealers

The Advisor may pay amounts from its own resources and not as an additional charge to the Funds, to certain financial institutions in connection with the sale and/or distribution of the Funds’ shares or the retention and/or servicing of the Funds’ shareholders.  These payments, which may include payments for marketing support, are in addition to any servicing fees or distribution fees payable by the Funds.  Because these payments are not made by shareholders or the Funds, the Funds’ total expense ratios will not be affected by any such payments.  These payments sometimes are referred to as “revenue sharing.”  In some cases, such payments may create an incentive for the financial institution to recommend or make shares of the Funds available to its customers and may allow the Funds greater access to the financial institution’s customers.

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Anti-Money Laundering

In compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Funds’ anti-money laundering program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the Transfer Agent may not be able to open your account.  Please contact the Transfer Agent at (800) 395-3807 if you need additional assistance when completing your application.  If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Funds reserve the right to close your account or take any other action it deems reasonable or required by law.

Pricing of Fund Shares

A Fund’s share price is known as its net asset value or “NAV.”  The NAV of shares of a Class of a Fund is calculated by adding the total value of the Fund’s investments and other assets attributable to that Class, subtracting the Fund’s liabilities attributable to that Class, and dividing the result by the number of outstanding shares of the Class (i.e., assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily.  Each Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business.

The Funds sell shares of each Class at the NAV of the Class next computed (1) after your selected dealer or other authorized intermediary receives the order which is promptly transmitted to the Funds; or (2) after the Transfer Agent receives your order directly in proper form (which generally means a completed Account Application together with a negotiable check in U.S. dollars drawn on a domestic financial institution or a wire transfer of funds).  You may pay a fee if you buy Fund shares through a broker or agent.  The price you pay to purchase Class A Shares is the Fund’s offering price for Class A Shares, which is the NAV for Class A Shares next calculated after the order is received in proper form, plus any applicable sales charge/(load).  The amount you receive when selling Fund Class A Shares is their NAV next calculated after the order is received in proper form, less any applicable contingent deferred sales charge.

Each Fund values its investments at their market value.  Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Each Fund calculates its NAV for shares of each Class once daily each day the New York Stock Exchange is open for trading, as of approximately 4:00 p.m. Eastern time, the normal close of regular trading.  If, for example, the NYSE closes at 1:00 p.m. Eastern time, the Fund’s NAV would still be determined as of 4:00 p.m. Eastern time.  In this example, portfolio securities traded on the NYSE would be valued at their closing prices unless the Trust’s Valuation Committee determines that a “fair value” adjustment is appropriate due to subsequent events.  The Funds invest in securities that are primarily traded in foreign markets which may be open for trading on weekends and other days when the Funds do not price their shares.  As a result, NAV of each Fund’s shares may change on days when you will not be able to purchase or redeem Fund shares.

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Fair Value Pricing
The Funds have adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances.  Such circumstances may arise for instance when (a) trading in a security has been halted or suspended or a security has been delisted from a national exchange, (b) a security has not been traded for an extended period of time, (c) a significant event with respect to a security occurs after the close of trading and before the time the Funds calculate their own share prices, or (d) market quotations are not readily available or are not considered reliable for other reasons.  Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities.

In using fair value pricing, the Funds attempt to establish the price that they might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  Further, there can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV. The NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

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Purchasing and Adding to Your Shares

Purchases through a Securities Dealer
You may purchase shares of the Funds through a securities dealer which has an agreement with the Distributor (a “selected dealer”).  Selected dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds’ behalf.  Each Fund will price an order for shares of a Class at the NAV of the Class next computed, plus any applicable sales charge/(load), after the order is accepted by an authorized dealer or the dealer’s authorized designee.  The Trust and the Distributor reserve the right to cancel an order for which payment is not received from a selected dealer by the third business day following the order.  A selected dealer may impose postage and handling charges on your order.

Purchases through the Transfer Agent
To purchase shares of the Funds directly from the Transfer Agent, complete the Account Application (available from the Transfer Agent or a selected dealer) and mail it to the Transfer Agent.  You may pay by a check with the Account Application, or by a wire transfer of funds as described below.  All checks must be in U.S. dollars drawn on a domestic bank.  The Funds will not accept payment in cash or money orders.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post dated checks, or any conditional order or payment.  The Transfer Agent will charge a $25.00 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any payment that is returned.  It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered to be disadvantageous to shareholders.  The Funds reserve the right to reject any application.  You can make additional investments by wire or by mailing a check, together with the Invest by Mail form from a recent confirmation statement.  If you do not have the Invest by Mail form, include the Fund name, your name, address, and account number on a separate piece of paper along with your check.

For overnight delivery, please send to:	For regular mail, please send to:
Brandes Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202	Brandes Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53202-0701

The Trust does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

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Payment by Wire
If you are making your first investment in the Funds, before you wire funds the Transfer Agent must have a completed account application.  You may mail your account application or deliver it overnight to the Transfer Agent.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire.  Your bank must include the name of the Fund, the account number, and your name so that monies can be correctly applied.  Your bank should transmit funds by wire to:
U.S. Bank N.A.

777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
Credit:  U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:          [Fund name], [name of Class]
[Your name and account number]

Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Before sending any wire, please contact the Transfer Agent at 1-800-395-3807 between the hours of 9:00 a.m. and 8:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading to advise it of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.

Purchasing by Telephone
If your signed account application has been received by the Funds, and you did not decline telephone options, you may purchase additional shares of the Funds by calling toll free at (800) 395-3807.  If your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase by telephone.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern time, shares will be purchased at the NAV next calculated on a day the NYSE is open.  For security reasons, requests by telephone will be recorded.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  Once a telephone transaction has been placed, it cannot be cancelled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Funds by telephone, you may make your request in writing.

Purchasing Through the Automatic Investment Plan.  Subsequent Investments. (Class A and C Shares Only)
For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under this AIP, the minimum initial investment of $2,500 is waived and you authorize the applicable Fund(s) to withdraw from your personal checking or savings account each month an amount that you wish to invest, which must be at least $500.  If you wish to enroll in the AIP, complete the appropriate section on the Account application.  Your signed account application must be received at least 15 calendar days prior to the initial transaction.  A $25 fee will be imposed if your AIP transaction is returned for any reason.  The Funds may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent at least five days prior to the next withdrawal.  Please contact your financial institution to determine if it is an Automated Clearing House (ACH) member.  Your financial institution must be an ACH member in order for you to participate in the AIP.

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The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.

Retirement Plan Participants
Individual participants in qualified retirement plans should purchase shares of the Funds through their respective plan sponsor or administrator, which is responsible for transmitting orders.  You may invest in Fund shares through an IRA account sponsored by the Advisor, including traditional and Roth IRA accounts.  Each Fund may also be appropriate for other retirement plans.  The initial investment minimum is $1,000 for investing in Fund shares through an IRA account and is $500 for subsequent investments.  Before investing in any IRA or other retirement plan, you should consult your tax advisor.  Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.  The procedures for investing in the Funds depend on the provisions of the plan and any arrangements that the plan sponsor may have made for special processing services.

Other Purchase Information
The Transfer Agent credits shares to your account and does not issue stock certificates.  The Trust and the Distributor each reserve the right to reject any purchase order or suspend or modify the offering of the Funds’ shares.

Shares of the Funds have not been registered for sale outside the United States.  The Funds reserve the right to refuse investments from non-U.S. persons or entities.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

You may also purchase shares of each Fund by paying “in-kind” in the form of securities, provided that such securities are of the type which the Fund may legally purchase and are consistent with the Fund’s investment objective and policies, that such securities are liquid, unrestricted and have a readily determinable value by exchange or NASDAQ listing, and that the purchase has been approved by the Advisor.

Exchanging Your Shares

You may exchange your shares of any Class of any Fund for shares in an identically registered account of the same Class of any other series of the Trust.  Such exchange will be treated as a sale of shares and may be subject to federal income tax.

Selling Your Shares

How to Redeem Shares
Your shares may be redeemed only by instructions from the registered owner of your shareholder account.  If you are a participant in a retirement or other plan, direct your redemption requests to the plan sponsor or administrator, which may have special procedures for processing such requests and is responsible for forwarding requests to the Transfer Agent.

You may redeem shares by contacting your selected dealer or authorized intermediary.  The selected dealer can arrange for the repurchase of the shares through the Distributor at the NAV next determined after the selected dealer receives your instructions.  The dealer may charge you for this service.  If your shares are held in a dealer’s “street name,” you must redeem them through the dealer.

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You may also redeem shares by mailing or delivering instructions to the Transfer Agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.  The instructions must specify the name of the Fund, the number of shares or dollar amount to be redeemed, the account number and signatures by all of the shareholders whose names appear on the account registration with a signature guarantee, if applicable.  Additional documents are required for certain type of redemptions such as redemptions from corporations, from partnerships, or from accounts with executors, trustees, administrations or guardians.  The price you will receive for the Fund shares redeemed is the next determined NAV for the shares after the Transfer Agent has received a completed redemption request.

Telephone Redemptions
You may establish telephone redemption privileges unless you declined telephone options on the account application.  You can redeem shares by telephoning the Transfer Agent at 1-800-395-3807, between the hours of 9:00 a.m. and 4:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading.  Proceeds for Fund shares redeemed by telephone will be mailed by check to the address of record, sent by wire to a pre-determined bank account of record or sent via the ACH network to a bank account of record on the following business day.  Wires are subject to a $15 fee paid by the shareholder.  There is no charge when proceeds are sent via the ACH system and credit is usually available within 2-3 days.  Telephone trades must be received prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Transfer Agent.  The request must be signed by each shareholder of the account and may require signature guarantees or a signature validation from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

Special Factors Regarding Telephone Redemptions
The Trust will use procedures, such as requesting personal or specific information from the person making a telephone redemption, designed to provide reasonable verification of account ownership.  If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person.  The Trust reserves the right to refuse a telephone redemption request if it believes that the person making the request is neither the record owner of the shares being redeemed nor otherwise authorized by the shareholder to request the redemption.  If these normal identification procedures are not followed, the Trust or its agents could be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder.

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Signature Guarantees
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

A signature guarantee from either a Medallion program member or a non-Medallion program member, is required in the following situations:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	When a redemption request is received by the Transfer Agent and the account address has changed within the last 30 calendar days;
•	For all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Trust and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.  The Trust also reserves the right, in its sole discretion, to waive any signature guarantee requirement.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Systematic Withdrawal Plan (Class A and C Shares Only)
You may redeem shares of your Fund through a Systematic Withdrawal Plan (“SWP”).  Under the SWP, you may choose to receive a specified dollar amount (at least $50), generated from the redemption of shares in your account, on a monthly, quarterly or annual basis.  You may establish a SWP on any account and in any amount you choose.  Your account must have a share balance of $10,000 or more.  If you elect this method of redemption, the applicable Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  The SWP may be terminated at any time by the Funds.  You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent at least five days prior to the next withdrawal.

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, your account ultimately may be depleted.

Redemption Payments
The Funds typically send the redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (ACH) transfer. Under unusual circumstances, a Fund may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.

Each Fund typically expects that it will hold cash or cash equivalents to meet redemption requests. A Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed market conditions. Each Fund reserves the right to pay redemption proceeds to you in whole or in part through a redemption in-kind as described under “Redemption Payments” below. Redemptions in-kind may be used to meet redemption requests that are a large percentage of a Fund’s net assets in order to minimize the effect of large redemptions on a Fund and its remaining shareholders. Redemptions in-kind may be used regularly in such circumstances and may also be used in stressed market conditions.  On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among these shareholders) while other shareholders may be paid entirely in cash.

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Redemption of Small Accounts
If the value of your investment in a Fund falls below $500 because of redemptions, the Trust may notify you, and if your investment value remains below $500 for a continuous 60-day period, the Trust may redeem your shares.  However, the Trust will not redeem shares based solely upon changes in the market that reduce the net asset value of your shares.  The minimum account size requirements do not apply to shares held by officers or employees of the Advisor or its affiliates or Trustees of the Trust.  The Trust reserves the right to modify or terminate these involuntary redemption features at any time upon 60 days’ notice.

IRA Redemptions
Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Shares held in IRA or other retirement plan accounts may be redeemed by telephone at 1‑800‑395‑3807. Investors will be asked whether or not to withhold taxes from any distribution.

Unclaimed Property/Lost Shareholder
It is important that each Fund maintain a correct address for each shareholder.  An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Fund.  Based upon statutory requirements for returned mail addressed to a shareholder, a Fund will attempt to locate the shareholder or rightful owner of the account.  If a Fund is unable to locate the shareholder, then it will determine whether the shareholder’s account can legally be considered abandoned.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  Each Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction.  Please contact the Transfer Agent toll-free at 1-800-395-3807 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-395-3807 to request individual copies of these documents. Once a Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

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Policy on Disruptive Trading

Each Fund is designed as a long-term investment and, therefore, is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and disinvestment which could disrupt orderly management of the Fund’s investment portfolio (“disruptive trading”).

The Board of Trustees has adopted policies and procedures reasonably designed to monitor the Funds’ trading activity and, in cases where disruptive trading activity is detected, to take action to stop such activity.  The Funds reserve the right to modify these policies at any time without shareholder notice.  In particular, the Funds or the Advisor may, without any prior notice, reject a purchase order of any investor, group of investors, or person acting on behalf of any investor or investors, whose pattern of trading or transaction history involves, in the opinion of the Funds or the Advisor, actual or potential harm to the Funds.  The Advisor considers certain factors, such as transaction size, type of transaction, frequency of transaction and trade history, when determining whether to reject a purchase order.

The Funds currently consider any shareholder (or, in the case of omnibus or retirement plan accounts, any beneficial owner or plan participant) to be engaged in excessive trading if he or she purchases and sells approximately the same amount of shares of a Fund (without regard to Class) more than four times in any twelve-month period.  Investors who have not engaged in disruptive trading may also be prevented from purchasing shares of a Fund if the Trust or the Advisor believes a financial intermediary or its representative associated with that investor’s account has otherwise been involved in disruptive trading on behalf of other accounts or investors.

Despite the efforts of the Trust and the Advisor to prevent disruptive trading within the Funds and the adverse impact of such activity, there is no guarantee that the Funds’ policies and procedures will be effective.  Disruptive trading cannot be detected until the investor has engaged in a pattern of such activity, at which time, a Fund may have experienced some or all of its adverse effects.  Disruptive trading may be difficult to detect because investors may deploy a variety of strategies to avoid detection.  In seeking to prevent disruptive trading practices in the Funds, the Trust and the Advisor consider only the information actually available to them at the time.

In addition, the Trust receives orders through financial intermediaries (such as brokers, retirement plan record keepers and variable insurance product sponsors) which may facilitate disruptive trading or utilize omnibus accounts that make it more difficult to detect and stop disruptive trading within a Fund.  If a financial intermediary establishes an omnibus account with a Fund, the Advisor is limited in its ability to determine whether trades placed through the financial intermediary may signal excessive trading.  Consequently, the Advisor may not be able to detect disruptive trading in Fund shares and, even if it does detect disruptive trading, may be unable to stop such activity.  Also, there may exist multiple tiers of financial intermediaries, each utilizing an omnibus account structure that may further compound the difficulty to the Trust of detecting and stopping disruptive trading activity in Fund shares.  However, the Advisor has entered into written agreements with the Trust’s financial intermediaries under which each intermediary must, upon request, provide the Trust with certain shareholder and identity trading information so that the Trust can enforce their disruptive trading policies.

To the extent that the Trust or their agents are unable to curtail excessive or short term trading (such as market timing), these practices may interfere with the efficient management of a Fund’s portfolios, and may result in the Funds engaging in certain activities to a greater extent than they otherwise would, such as engaging in more frequent portfolio transactions and maintaining higher cash balances.  More frequent portfolio transactions would increase a Fund’s transaction costs and decrease its investment performance, and maintenance of a higher level of cash balances would likewise result in lower Fund investment performance during periods of rising markets.  The costs of such activities would be borne by all shareholders of the Fund, including the long-term investors who do not generate the costs.  Additionally, frequent trading may also interfere with the Advisor’s ability to efficiently manage the Funds and compromise its portfolio management strategies.

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The Funds invest in foreign securities and may be particularly susceptible to short duration trading strategies.  This is because time zone differences among international stock markets can allow a shareholder engaging in a short duration strategy to exploit a Fund’s share prices that are based on closing prices of securities established some time before the Fund calculates its own share price (typically, 4:00 p.m., Eastern time).

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Dividends and Distributions

The Funds expect to pay dividends from net investment income quarterly, and to make distributions of net capital gains, if any, at least annually.  The Board of Trustees may decide to pay dividends and distributions more frequently.

The Funds automatically reinvest dividends and capital gain distributions in additional shares of the applicable Fund at the relevant NAV on the reinvestment date unless you have previously requested cash payment in writing to the Transfer Agent.  You may change your distribution election by writing or calling the Transfer Agent at least five days prior to the next distribution.  If you elect to receive dividends and/or distributions in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the dividend and/or distribution in your account, at the current relevant NAV, and to reinvest all of your subsequent dividends and/or distributions.

Any dividend or distribution paid by a Fund has the effect of reducing the NAV of shares in the Fund by the amount of the dividend or distribution.  If you purchase shares shortly before the record date of a dividend or distribution, the distribution will be subject to income taxes even though the dividend or distribution represents, in substance, a partial return of your capital.

Taxes

The following discussion is very general, applies only to shareholders who are U.S. persons, and does not address shareholders subject to special rules, such as those who hold fund shares through an IRA, 401(k) plan or other tax-advantaged account.

Distributions made by the Funds will be taxable to shareholders whether received in cash or reinvested in additional shares of the Fund.  Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income or, if certain conditions are met, as qualified dividend income, taxable to individual or certain other noncorporate shareholders at U.S. federal income tax rates of up to 20%.  Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of the length of time shareholders have held their shares of a Fund.  Although distributions are generally taxable when received, certain distributions declared by a Fund in October, November or December and paid by such Fund in January of the following year, are taxable as if received in the prior December.  Each Fund will inform you annually of the amount and nature of its distributions.

Dividends and interest earned by the Funds may be subject to withholding and other taxes imposed by foreign countries.  However, under certain circumstances a Fund may be able to pass through to its shareholders the foreign taxes that it pays, in which case shareholders will include their proportionate share of such taxes in calculating their gross income, but they may be able to claim deductions or credits against their U.S. taxes for such foreign taxes.  Each Fund will also notify you each year of the amounts, if any, available as deductions or credits.

Sales and exchanges of a Fund’s shares (including an exchange of a Fund’s shares for shares of another Brandes Fund) will be treated as taxable transactions to shareholders, and any gain on the transaction will generally be subject to federal income tax.

A Medicare contribution tax is imposed at the rate of 3.8% on net investment income of U.S. individuals with income exceeding specified thresholds, and on undistributed net investment income of certain estates and trusts.  Net investment income generally includes for this purpose dividends and capital gain distributions paid by a fund and gain on the redemption or exchange of fund shares.

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The SAI contains information about taxes.  Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your own tax advisors about federal, foreign, state and local taxation consequences of investing in a Fund.

Additional Information

The Funds enter into contractual arrangements with various parties, including among others the Funds’ investment adviser, who provide services to the Funds.  Shareholders are not parties to, or intended (or “third party”) beneficiaries of, those contractual arrangements.

The Prospectus and the SAI provide information concerning the Funds that you should consider in determining whether to purchase shares of the Funds.  The Funds may make changes to this information from time to time.  Neither this prospectus nor the SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

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INDEX DESCRIPTIONS

The MSCI EAFE (Europe, Australasia, Far East) Index with net dividends measures equity market performance of developed markets in Europe, Australasia, and the Far East.

The MSCI All Country World Index with net dividends measures equity market performance of developed and emerging markets.

The MSCI World Index with net dividends measures equity market performance of developed markets.

The MSCI Emerging Markets Index with net dividends measures equity market performance of emerging markets. Data prior to 2001 is gross dividend and linked to the net dividend returns.

The S&P Developed Ex-U.S. SmallCap Index with net dividends measures the equity performance of small-capitalization companies from developed markets excluding the United States. Data prior to 2001 is gross dividend and linked to the net dividend returns.

The Russell 2000 Index is a small-cap stock market index of the smallest 2,000 stocks (by market capitalization) in the Russell 3000 Index.

Please note that all indices are unmanaged and therefore direct investment in an index is not possible.

MSCI has not approved, reviewed or produced this prospectus, makes no express or implied warranties or representations and is not liable whatsoever for any data in the prospectus. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

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FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the financial performance of the Funds since commencement of operations.  No financial highlights are provided for the Brandes Small Cap Value Fund since it commenced operations on January 2, 2018.  However, certain financial statements of the Predecessor Fund are provided in the SAI. Certain information reflects financial results for a single Class share.  The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).  Information presented in the tables below has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.

Brandes International Equity Fund – Class I Shares

For a Class I capital share outstanding throughout each period	Years Ended September 30,
	2017		2016	2015	2014	2013
Net asset value, beginning of period	$15.72		$14.92	$16.60	$16.05	$13.50
Income from investment operations:
Net investment income(2)	0.33		0.38	0.35	0.36	0.35
Net realized and unrealized gain/(loss) on investments	2.04		0.81	(1.70)	0.56	3.04
Total from investment operations	2.37		1.19	(1.35)	0.92	3.39
Less distributions:
Dividends from net investment income	(0.57)		(0.39)	(0.33)	(0.37)	(0.84)
Net asset value, end of period	$17.52		$15.72	$14.92	$16.60	$16.05
Total Return	15.33%		8.10%	(8.30)%	5.61%	26.43%

Net assets, end of period (millions)	$523.1		$648.3	$562.5	$521.9	$404.4

Ratio of net expenses to average net assets(1)	0.98	%(3)	1.00%	1.00%	1.00%	1.03%
Ratio of net investment income to average net assets(1)	1.96%		2.48%	2.10%	2.12%	2.45%
Ratio of expenses (prior to reimbursements) to average net assets	0.98	%(3)	0.98%	0.98%	0.99%	1.15%
Ratio of net investment income (prior to reimbursements) to average net assets	1.96%		2.50%	2.12%	2.13%	2.33%

Portfolio turnover rate	33.82%		17.60%	27.50%	39.53%	19.43%

(1)	After fees waived and expenses absorbed or recouped by the Advisor.
(2)	Net Investment income per share has been calculated based on average shares outstanding during the period.
(3)	Includes expenses not covered by the Trust’s expense limitation agreement.

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Brandes International Equity Fund – Class A Shares

For a Class A(4) capital share outstanding throughout each period	Years Ended September 30,
	2017		2016	2015	2014	2013
Net asset value, beginning of period	$15.70		14.90	16.58	16.03	13.50
Income from investment
operations:
Net investment income(2)	0.29		0.35	0.35	0.33	0.34
Net realized and unrealized gain (loss) on investments	2.03		0.81	(1.73)	0.56	3.02
Total from investment operations	2.32		1.16	(1.38)	0.89	3.36
Less distributions:
Dividends from net investment income	(0.54)		(0.36)	(0.30)	(0.34)	(0.83)
Net asset value, end of period	$17.48		15.70	14.90	16.58	16.03
Total Return(3)	15.07%		7.90%	(8.47)%	5.47%	26.06%

Net assets, end of period (millions)	$31.5		14.3	13.1	9.0	0.7

Ratio of net expenses to average net assets(1)	1.18	%(5)	1.18%	1.18%	1.19%	1.23%
Ratio of net investment income to average net assets(1)	1.77%		2.30%	2.08%	1.92%	2.25%
Ratio of expenses (prior to reimbursements) to average net assets	1.18	%(5)	1.18%	1.18%	1.18%	1.31%
Ratio of net investment income (prior to reimbursements) to average net assets	1.77%		2.30%	2.08%	1.93%	2.17%

Portfolio turnover rate	33.82%		17.60%	27.50%	39.53%	19.43%

(1)	After fees waived and expenses absorbed or recouped by the Advisor.
(2)	Net Investment income per share has been calculated based on average shares outstanding during the period.
(3)	The total return calculation does not reflect the sales loads that may be imposed on Class A shares.
(4)	Prior to January 31, 2013, Class A shares were known as Class S shares.
(5)	Includes expenses not covered by the Trust’s expense limitation agreement.

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Brandes International Equity Fund – Class C Shares

For a Class C capital share outstanding throughout each period	Years Ended September 30,					January 31, 2013(3) through September 30,
	2017		2016	2015	2014	2013
Net asset value, beginning of period	$15.58		14.79	16.48	15.98	14.30
Income from investment operations:
Net investment income(5)	0.17		0.23	0.24	0.20	0.15
Net realized and unrealized gain/(loss) on investments	2.00		0.81	(1.73)	0.55	1.84
Total from investment operations	2.17		1.04	(1.49)	0.75	1.99
Less distributions:
Dividends from net investment income	(0.45)		(0.25)	(0.20)	(0.25)	(0.31)
Net asset value, end of period	$17.30		15.58	14.79	16.48	15.98
Total Return(6)	14.19%		7.10%	(9.14)%	4.64%	14.17	%(7)

Net assets, end of period (millions)	$17.9		13.1	12.0	4.3	0.1

Ratio of net expenses to average net assets(4)	1.93	%(8)	1.93%	1.93%	1.93%	1.95	%(2)
Ratio of net investment income to average net assets(4)	1.01%		1.55%	1.43%	1.19%	1.53	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	1.93	%(8)	1.93%	1.93%	1.93%	1.97	%(2)
Ratio of net investment income (prior to reimbursements) average net assets	1.01%		1.55%	1.43%	1.19%	1.51	%(2)

Portfolio turnover rate	33.82%		17.60%	27.50%	39.53%	19.43	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor.
(5)	Net investment income per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class C shares.
(7)	The total return figure is the since inception return for the class.
(8)	Includes expenses not covered by the Trust’s expense limitation agreement.

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Brandes International Equity Fund – Class R6 Shares

For a Class R6 capital share outstanding throughout each period	Year Ended September 30		February 1, 2016(3) through September 30
	2017		2016
Net asset value, beginning of period	$15.74		14.41
Income from investment operations:
Net investment income(5)	0.35		0.27
Net realized and unrealized gain on investments	2.04		1.39
Total from investment operations	2.39		1.66
Less distributions:
Dividends from net investment income	(0.57)		(0.33)
Net asset value, end of period	$17.56		15.74
Total Return	15.48%		11.60	%(6)

Net assets, end of period (millions)	$38.5		27.7

Ratio of net expenses to average net assets(4)	0.83	%(7)	0.82	%(2)
Ratio of net investment income to average net assets(4)	2.12%		2.67	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	0.93	%(7)	0.93	%(2)
Ratio of net investment income (prior to reimbursements) average net assets	2.02%		2.56	%(2)

Portfolio turnover rate	33.82%		17.60	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor.
(5)	Net investment income per share has been calculated based on average shares outstanding during the period.
(6)	The total return figure is the since inception return for the class.
(7)	Includes expense not covered by the Trust’s expense limitation agreement.

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Brandes Global Equity Fund – Class I Shares

For a Class I capital share outstanding throughout each period	Years Ended September 30,
	2017		2016	2015	2014	2013
Net asset value, beginning of period	$21.33		21.95	25.52	24.26	20.33
Income from investment operations:
Net investment income(2)	0.41		0.46	0.39	0.50	0.43
Net realized and unrealized gain/(loss) on investments	3.30		0.67	(1.97)	2.00	4.81
Total from investment operations	3.71		1.13	(1.58)	2.50	5.24
Less distributions:
Dividends from net investment income	(0.47)		(0.46)	(0.37)	(0.48)	(0.98)
Dividends from net realized gains	-		(1.29)	(1.62)	(0.76)	(0.34)
Total distributions	(0.47)		(1.75)	(1.99)	(1.24)	(1.32)

Net asset value, end of period	$24.57		21.33	21.95	25.52	24.26

Total Return	17.48%		5.26%	(6.75)%	10.46%	27.12%

Net assets, end of period (millions)	$61.7		47.3	46.0	45.9	39.4

Ratio of net expenses to average net assets(1)	1.01	%(3)	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets(1)	1.77%		2.20%	1.61%	1.93%	1.96%
Ratio of expenses (prior to reimbursements) to average net assets	1.26	%(3)	1.38%	1.47%	1.53%	1.75%
Ratio of net investment income (prior to reimbursements) to average net assets	1.52%		1.82%	1.14%	1.40%	1.21%

Portfolio turnover rate	17.42%		15.68%	25.06%	30.33%	24.37%

(1)	After fees waived and expenses absorbed or recouped by the Advisor.
(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)	Includes expenses not covered by the Trust’s expense limitation agreement.

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Brandes Global Equity Fund – Class A Shares

For a Class A(4) capital share outstanding throughout each period	Years Ended September 30,
	2017		2016	2015	2014	2013
Net asset value, beginning of period	$21.21		21.85	25.43	24.20	20.27
Income from investment operations:
Net investment income(2)	0.34		0.40	0.27	0.43	0.38
Net realized and unrealized gain/(loss) on investments	3.28		0.67	(1.90)	2.00	4.80
Total from investment operations	3.62		1.07	(1.63)	2.43	5.18
Less distributions:
Dividends from net investment income	(0.41)		(0.42)	(0.33)	(0.44)	(0.91)
Dividends from net realized gains	-		(1.29)	(1.62)	(0.76)	(0.34)
Total distributions	(0.41)		(1.71)	(1.95)	(1.20)	(1.25)
Net asset value, end of period	$24.42		21.21	21.85	25.43	24.20
Total Return(3)	17.20%		5.01%	(6.99)%	10.18%	26.81%

Net assets, end of period (millions)	$5.8		4.6	1.8	1.2	0.3

Ratio of net expenses to average net assets(1)	1.26	%(5)	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets(1)	1.52%		1.95%	1.15%	1.67%	1.72%
Ratio of expenses (prior to reimbursements) to average net assets	1.45	%(5)	1.58%	1.66%	1.71%	1.97%
Ratio of net investment income (prior to reimbursements) average net assets	1.33%		1.62%	0.74%	1.21%	1.00%

Portfolio turnover rate	17.42%		15.68%	25.06%	30.33%	24.37%

(1)	After fees waived and expenses absorbed or recouped by the Advisor.
(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)	The total return calculation does not reflect the sales loads that may be imposed on Class A shares.
(4)	Prior to January 31, 2013, Class A shares were known as Class S shares.
(5)	Includes expenses not covered by the Trust’s expense limitation agreement.

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Brandes Global Equity Fund – Class C Shares

For a Class C capital share outstanding throughout each period	Years Ended September 30,					January 31, 2013(3) through September 30,
	2017		2016	2015	2014	2013
Net asset value, beginning of period	$21.09		21.73	25.31	24.14	21.21
Income from investment operations:
Net investment income(5)	0.18		0.25	0.16	0.24	0.15
Net realized and unrealized gain/(loss) on investments	3.25		0.66	(1.92)	1.99	3.12
Total from investment operations	3.43		0.91	(1.76)	2.23	3.27
Less distributions:
Dividends from net investment income	(0.24)		(0.26)	(0.20)	(0.30)	(0.34)
Dividends from net realized gains	-		(1.29)	(1.62)	(0.76)	—
Total distributions	(0.24)		(1.55)	(1.82)	(1.06)	(0.34)
Net asset value, end of period	$24.28		21.09	21.73	25.31	24.14
Total Return(6)	16.31%		4.20%	(7.62)%	9.34%	15.50	%(7)

Net assets, end of period (millions)	$1.7		2.0	2.4	1.1	0.1

Ratio of net expenses to average net assets(4)	2.01	%(8)	2.00%	2.00%	2.00%	2.00	%(2)
Ratio of net investment income to average net assets(4)	0.77%		1.20%	0.66%	0.92%	0.97	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	2.21	%(8)	2.32%	2.42%	2.46%	2.71	%(2)
Ratio of net investment income (prior to reimbursements) average net assets	0.57%		0.88%	0.24%	0.46%	0.26	%(2)

Portfolio turnover rate	17.42%		15.68%	25.06%	30.33%	24.37	%(1)

(1)	Not annualized.
(2)	Annualized
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor.
(5)	Net investment income per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class C shares.
(7)	The total return figure is the since inception return for the class.
(8)	Includes expenses not covered by the Trust’s expense limitation agreement.

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Brandes Global Equity Income Fund – Class I Shares

For a Class I capital share outstanding throughout each period	Year Ended September 30,			December 31, 2014(3) through September 30,
	2017		2016	2015
Net asset value, beginning of period	$10.68		9.57	10.00
Income from investment operations:
Net investment income(5)	0.27		0.29	0.23
Net realized and unrealized gain/(loss) on investments	1.45		1.30	(0.45)
Total from investment operations	1.72		1.59	(0.22)
Less distributions:
Dividends from net investment income	(0.27)		(0.28)	(0.21)
Dividends from net realized gains	(0.26)		(0.20)	—
Total distributions	(0.53)		(0.48)	(0.21)
Net asset value, end of period	$11.87		10.68	9.57
Total Return	16.71%		16.98%	(2.36	)%(6)

Net assets, end of period (millions)	$1.0		0.9	0.6

Ratio of net expenses to average net assets(4)	1.00	%(7)	1.00%	1.00	%(2)
Ratio of net investment income to average net assets(4)	2.45%		2.91%	2.90	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	16.88	%(7)	24.04%	37.61	%(2)
Ratio of net investment income (prior to reimbursements) average net assets	(13.43)%		(20.13)%	(33.71	)%(2)

Portfolio turnover rate	12.97%		22.38%	16.78	%(1)

(1)	Not annualized.
(2)	Annualized
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor.
(5)	Net investment income per share has been calculated based on average shares outstanding during the period.
(6)	The total return figure is the since inception return for the class.
(7)	Includes expenses not covered by the Trust’s expense limitation agreement.

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Brandes Global Equity Income Fund – Class A Shares

For a Class A capital share outstanding throughout each period	Year Ended September 30,			December 31, 2014(3) through September 30,
	2017		2016	2015
Net asset value, beginning of period	$10.79		9.62	10.00
Income from investment operations:
Net investment income(5)	0.24		0.28	0.23
Net realized and unrealized gain/(loss) on investments	1.73		1.35	(0.46)
Total from investment operations	1.97		1.63	(0.23)
Less distributions:
Dividends from net investment income	(0.04)		(0.26)	(0.15)
Dividends from net realized gains	(0.26)		(0.20)	—
Total distributions	(0.30)		(0.46)	(0.15)
Net asset value, end of period	$12.46		10.79	9.62
Total Return(6)	18.81%		17.35%	(2.44	)%(7)

Net assets, end of period (millions)	$—	(8)	— (8)	—	(8)

Ratio of net expenses to average net assets(4)	1.27	%(9)	1.25%	1.25	%(2)
Ratio of net investment income to average net assets(4)	2.17%		2.67%	2.90	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	18.00	%(9)	20.41%	570.42	%(2)
Ratio of net investment income (prior to reimbursements) average net assets	(14.56)%		(16.49)%	(566.27	)%(2)

Portfolio turnover rate	12.97%		22.38%	16.78	%(1)

(1)	Not annualized.
(2)	Annualized
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor.
(5)	Net investment income per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class A shares.
(7)	The total return figure is the since inception return for the class.
(8)	Amount is less than $50,000.
(9)	Includes expenses not covered by the Trust’s expense limitation agreement.

Shareholder Information	-96-	Financial Highlights

Table of Contents - Equity Funds Prospectus

Brandes Global Equity Income Fund – Class C Shares

For a Class C capital share outstanding throughout each period	Year Ended September 30			December 31, 2014(3) through September 30,
	2017		2016	2015
Net asset value, beginning of period	$10.72		9.60	10.00
Income from investment operations:
Net investment income(5)	0.16		0.20	0.23
Net realized and unrealized gain/(loss) on investments	1.50		1.31	(0.52)
Total from investment operations	1.66		1.51	(0.29)
Less distributions:
Dividends from net investment income	(0.15)		(0.19)	(0.11)
Dividends from net realized gains	(0.26)		(0.20)	—
Total distributions	(0.41)		(0.39)	(0.11)
Net asset value, end of period	$11.97		10.72	9.60
Total Return(6)	16.01%		16.01%	(2.99	)%(7)

Net assets, end of period (millions)	$—	(8)	— (8)	—	(8)

Ratio of net expenses to average net assets(4)	2.00	%(9)	2.00%	2.00	%(2)
Ratio of net investment income to average net assets(4)	1.44%		1.91%	2.90	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	17.88	%(9)	21.51%	572.75	%(2)
Ratio of net investment income (prior to reimbursements) average net assets	(14.44)%		(17.60)%	(567.85	)%(2)

Portfolio turnover rate	12.97%		22.38%	16.78	%(1)

(1)	Not annualized.
(2)	Annualized
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor.
(5)	Net investment income per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class C shares.
(7)	The total return figure is the since inception return for the class.
(8)	Amount is less than $50,000.
(9)	Includes expenses not covered by the Trust’s expense limitation agreement.

Shareholder Information	-97-	Financial Highlights
Table of Contents - Equity Funds Prospectus

Brandes Global Opportunities Value Fund – Class I Shares

For a Class I capital share outstanding throughout each period	Year Ended September 30,			December 31, 2014(3) through September 30,
	2017		2016	2015
Net asset value, beginning of period	$10.15		9.33	10.00
Income from investment operations:
Net investment income(5)	0.19		0.17	0.12
Net realized and unrealized gain/(loss) on investments	1.52		0.97	(0.71)
Total from investment operations	1.71		1.14	(0.59)
Less distributions:
Dividends from net investment income	(0.18)		(0.23)	(0.08)
Dividends from net realized gains	—		(0.09)	—
Total distributions	(0.18)		(0.32)	(0.08)
Net asset value, end of period	$11.68		10.15	9.33
Total Return	16.91%		12.45%	(5.92	)%(6)

Net assets, end of period (millions)	$28.6		5.1	3.0

Ratio of net expenses to average net assets(4)	1.15	%(7)	1.15%	1.15	%(2)
Ratio of net investment income to average net assets(4)	1.62%		1.78%	1.55	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	2.05	%(7)	4.25%	11.77	%(2)
Ratio of net investment income (prior to reimbursements) average net assets	0.72%		(1.32)%	(9.07	)%(2)

Portfolio turnover rate	11.49%		71.20%	15.12	%(1)

(1)	Not annualized.
(2)	Annualized
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor.
(5)	Net investment income per share has been calculated based on average shares outstanding during the period.
(6)	The total return figure is the since inception return for the class.
(7)	Includes expenses not covered by the Trust’s expense limitation agreement.

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Table of Contents - Equity Funds Prospectus

Brandes Global Opportunities Value Fund – Class A Shares

For a Class A capital share outstanding throughout each period	Year Ended September 30,			December 31, 2014(3) through September 30,
	2017		2016	2015
Net asset value, beginning of period	$10.17		9.36	10.00
Income from investment operations:
Net investment income(5)	0.15		0.15	0.12
Net realized and unrealized gain/(loss) on investments	1.53		0.96	(0.68)
Total from investment operations	1.68		1.11	(0.56)
Less distributions:
Dividends from net investment income	(0.15)		(0.21)	(0.08)
Dividends from net realized gains	—		(0.09)	—
Total distributions	(0.15)		(0.30)	(0.08)
Net asset value, end of period	$11.70		10.17	9.36
Total Return(6)	16.66%		12.13%	(5.66	)%(7)

Net assets, end of period (millions)	$2.8		0.6	0.3

Ratio of net expenses to average net assets(4)	1.40	%(8)	1.40%	1.40	%(2)
Ratio of net investment income to average net assets(4)	1.36%		1.53%	1.29	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	2.43	%(8)	4.57%	9.85	%(2)
Ratio of net investment income (prior to reimbursements) average net assets	0.33%		(1.64)%	(7.16	)%(2)

Portfolio turnover rate	11.49%		71.20%	15.12	%(1)

(1)	Not annualized.
(2)	Annualized
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor.
(5)	Net investment income per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class A shares.
(7)	The total return figure is the since inception return for the class.
(8)	Includes expenses not covered by the Trust’s expense limitation agreement.

Shareholder Information	-99-	Financial Highlights
Table of Contents - Equity Funds Prospectus

Brandes Global Opportunities Value Fund – Class C Shares

For a Class C capital share outstanding throughout each period	Year Ended September 30,			December 31, 2014(3) through September 30,
	2017		2016	2015
Net asset value, beginning of period	$10.15		9.33	10.00
Income from investment operations:
Net investment income(5)	0.07		0.07	0.12
Net realized and unrealized gain/(loss) on investments	1.53		0.98	(0.75)
Total from investment operations	1.60		1.05	(0.63)
Less distributions:
Dividends from net investment income	(0.08)		(0.14)	(0.04)
Dividends from net realized gains	—		(0.09)	—
Total distributions	(0.08)		(0.23)	(0.04)
Net asset value, end of period	$11.67		10.15	9.33
Total Return(6)	15.80%		11.42%	(6.33	)%(7)

Net assets, end of period (millions)	$0.2		— (8)	—	(8)

Ratio of net expenses to average net assets(4)	2.15	%(9)	2.15%	2.15	%(2)
Ratio of net investment income to average net assets(4)	0.62%		0.78%	1.86	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	3.16	%(9)	5.32%	13.79	%(2)
Ratio of net investment income (prior to reimbursements) average net assets	(0.39)%		(2.39)%	(9.78	)%(2)

Portfolio turnover rate	11.49%		71.20%	15.12	%(1)

(1)	Not annualized.
(2)	Annualized
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor.
(5)	Net investment income per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class C shares.
(7)	The total return figure is the since inception return for the class.
(8)	Amount is less than $50,000.
(9)	Includes expenses not covered by the Trust’s expense limitation agreement.

Shareholder Information	-100-	Financial Highlights

Table of Contents - Equity Funds Prospectus

Brandes Emerging Markets Value Fund – Class I Shares

For a Class I capital share outstanding throughout each period	Years Ended September 30,
	2017		2016	2015	2014	2013
Net asset value, beginning of period	$7.94		6.21	9.58	9.24	8.99
Income from investment operations:
Net investment income(2)	0.13		0.14	0.13	0.13	0.13
Net realized and unrealized gain (loss) on investments	1.60		1.70	(3.12)	0.54	0.56
Total from investment operations	1.73		1.84	(2.99)	0.67	0.69
Less distributions:
Dividends from net investment income	(0.16)		(0.11)	(0.15)	(0.12)	(0.23)
Dividends from net realized gain	—		—	(0.23)	(0.21)	(0.21)
Total distributions	(0.16)		(0.11)	(0.38)	(0.33)	(0.44)
Net asset value, end of period	$9.51		7.94	6.21	9.58	9.24
Total Return	22.07%		29.70%	(32.13)%	7.41%	8.20%

Net assets, end of period (millions)	$1,311.5		829.0	725.1	1,144.3	287.7

Ratio of net expenses to average net assets(1)	1.17	%(3)	1.12%	1.12%	1.12%	1.12%
Ratio of net investment income to average net assets(1)	1.51%		1.99%	1.58%	1.34%	1.41%
Ratio of expenses (prior to reimbursements) to average net assets	1.20	%(3)	1.19%	1.19%	1.18%	1.26%
Ratio of net investment income (prior to reimbursements) to average net assets	1.48%		1.92%	1.51%	1.28%	1.27%

Portfolio turnover rate	23.67%		26.48%	35.02%	22.54%	21.74%

(1)	After fees waived and expenses absorbed or recouped by the Advisor.
(2)	Net Investment income per share has been calculated based on average shares outstanding during the period.
(3)	Includes expenses not covered by the Trust’s expense limitation agreement.

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Table of Contents - Equity Funds Prospectus

Brandes Emerging Markets Value Fund – Class A Shares

For a Class A(3) capital share outstanding throughout each period	Years Ended September 30,
	2017		2016	2015	2014	2013
Net asset value, beginning of period	$7.91		6.19	9.56	9.23	8.96
Income from investment operations:
Net investment income(4)	0.10		0.12	0.11	0.11	0.11
Net realized and unrealized gain (loss) on investments	1.60		1.69	(3.12)	0.53	0.59
Total from investment operations	1.70		1.81	(3.01)	0.64	0.70
Less distributions:
Dividends from net investment income	(0.14)		(0.09)	(0.13)	(0.10)	(0.22)
Dividends from net realized gain	—		—	(0.23)	(0.21)	(0.21)
Total distributions	(0.14)		(0.09)	(0.36)	(0.31)	(0.43)
Net asset value, end of period	$9.47		7.91	6.19	9.56	9.23
Total Return(2)	21.78%		29.38%	(32.32)%	7.09%	8.09%

Net assets, end of period (millions)	$319.2		305.0	295.6	266.9	131.7

Ratio of net expenses to average net assets(1)	1.42	%(5)	1.37%	1.37%	1.37%	1.37%
Ratio of net investment income to average net assets(1)	1.27%		1.74%	1.46%	1.10%	1.16%
Ratio of expenses (prior to reimbursements) to average net assets	1.40	%(5)	1.39%	1.40%	1.37%	1.46%
Ratio of net investment income (prior to reimbursements) to average net assets	1.29%		1.72%	1.43%	1.10%	1.07%

Portfolio turnover rate	23.67%		26.48%	35.02%	22.54%	21.74%

(1)	After fees waived and expenses absorbed or recouped by the Advisor.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A shares.
(3)	Prior to January 31, 2013, Class A shares were known as Class S shares.
(4)	Net Investment income per share has been calculated based on average shares outstanding during the period.
(5)	Includes expenses not covered by the Trust’s expense limitation agreement.

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Table of Contents - Equity Funds Prospectus

Brandes Emerging Markets Value Fund – Class C Shares

For a Class C capital share outstanding throughout each period	Years Ended September 30,					January 31, 2013(3) through September 30,
	2017		2016	2015	2014	2013
Net asset value, beginning of period	$7.86		6.15	9.51	9.19	9.54
Income from investment operations:
Net investment income(5)	0.05		0.07	0.05	0.03	0.02
Net realized and unrealized gain (loss) on investments	1.58		1.67	(3.10)	0.54	(0.30)
Total from investment operations	1.63		1.74	(3.05)	0.57	(0.28)
Less distributions:
Dividends from net investment income	(0.06)		(0.03)	(0.08)	(0.04)	(0.07)
Dividends from net realized gain	—		—	(0.23)	(0.21)	—
Total distributions	(0.06)		(0.03)	(0.31)	(0.25)	(0.07)
Net asset value, end of period	$9.43		7.86	6.15	9.51	9.19
Total Return(6)	20.83%		28.38%	(32.83)%	6.38%	(2.84	)%(7)

Net assets, end of period (millions)	$28.2		22.4	18.4	25.3	5.3

Ratio of net expenses to average net assets(4)	2.17	%(8)	2.12%	2.12%	2.12%	2.12	%(2)
Ratio of net investment income to average net assets(4)	0.52%		0.99%	0.62%	0.35%	0.42	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	2.14	%(8)	2.14%	2.14%	2.13%	2.20	%(2)
Ratio of net investment income (prior to reimbursements) to average net assets	0.55%		0.97%	0.60%	0.34%	0.34	%(2)

Portfolio turnover rate	23.67%		26.48%	35.02%	22.54%	21.74	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(5)	Net investment income per share has been calculated based on average shares outstanding during the period.
(6)	The total return calculation does not reflect the sales loads that may be imposed on Class C shares.
(7)	The total return figure is the since inception return for the class.
(8)	Includes expenses not covered by the Trust’s expense limitation agreement.

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Table of Contents - Equity Funds Prospectus

Brandes Emerging Markets Value Fund – Class R6 Shares

For a Class R6 capital share outstanding throughout each period	Year Ended September 30,		July 11, 2016(3) through September 30,
	2017		2016
Net asset value, beginning of period	$7.93		7.54
Income from investment operations:
Net investment income(5)	0.15		0.04
Net realized and unrealized gain on investments	1.62		0.38
Total from investment operations	1.77		0.42
Less distributions:
Dividends from net investment income	(0.17)		(0.03)
Total distributions	(0.17)		(0.03)
Net asset value, end of period	$9.53		7.93
Total Return	22.53%		5.59	%(6)

Net assets, end of period (millions)	$97.4		—	(7)

Ratio of net expenses to average net assets(4)	1.02	%(8)	0.97	%(2)
Ratio of net investment income to average net assets(4)	1.68%		2.14	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	1.17	%(8)	1.14	%(2)
Ratio of net investment income (prior to reimbursements) to average net assets	1.53%		1.97	%(2)

Portfolio turnover rate	23.67%		26.48	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(5)	Net investment income per share has been calculated based on average shares outstanding during the period.
(6)	The total return figure is the since inception return for the class.
(7)	Amount is less than $50,000.
(8)	Includes expenses not covered by the Trust’s expense limitation agreement.

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Table of Contents - Equity Funds Prospectus

Brandes International Small Cap Equity Fund – Class I Shares

For a Class I capital share outstanding throughout each period	Years Ended September 30,

	2017		2016	2015	2014	2013
Net asset value, beginning of period	$13.50		12.61	13.58	13.74	10.56

Income from investment operations:
Net investment income(2)	0.17		0.12	0.08	0.09	0.09
Net realized and unrealized gain (loss) on investments	1.32		1.22	(0.44)	1.03	3.37
Total from investment operations	1.49		1.34	(0.36)	1.12	3.46
Less distributions:
Dividends from net investment income	(0.36)		(0.25)	(0.20)	(0.39)	(0.16)
Dividends from net realized gain	(0.28)		(0.20)	(0.41)	(0.89)	(0.12)
Total distributions	(0.64)		(0.45)	(0.61)	(1.28)	(0.28)
Net asset value, end of period.	$14.35		13.50	12.61	13.58	13.74
Total Return	11.54%		10.85%	(2.58)%	8.67%	33.41%

Net assets, end of period (millions)	$1,543.9		1,212.4	877.6	567.9	81.5

Ratio of expenses to average net assets(1)	1.10	%(3)	1.13%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets(1)	1.24%		0.90%	0.59%	0.67%	0.74%
Ratio of expenses (prior to reimbursements) to average net assets	1.10	%(3)	1.11%	1.12%	1.18%	1.48%
Ratio of investment income (prior to reimbursements) to average net assets	1.24%		0.92%	0.62%	0.64%	0.31%

Portfolio turnover rate	21.37%		21.00%	24.82%	24.30%	24.45%

(1)	After fees waived and expenses absorbed or recouped by the Advisor.
(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)	Includes expenses not covered by the Trust’s expense limitation agreement.

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Table of Contents - Equity Funds Prospectus

Brandes International Small Cap Equity Fund – Class A Shares

For a Class A(4) capital share outstanding throughout each period			Years Ended September 30,
	2017		2016	2015	2014	2013
Net asset value, beginning of period	$13.46		12.58	13.55	13.72	10.56

Income from investment operations:
Net investment income(3)	0.14		0.09	0.04	0.06	0.06
Net realized and unrealized gain (loss) on investments	1.32		1.22	(0.43)	1.02	3.36
Total from investment operations	1.46		1.31	(0.39)	1.08	3.42
Less distributions:
Dividends from net investment income	(0.34)		(0.23)	(0.17)	(0.36)	(0.14)
Dividends from net realized gain	(0.28)		(0.20)	(0.41)	(0.89)	(0.12)
Total distributions	(0.62)		(0.43)	(0.58)	(1.25)	(0.26)
Net asset value, end of period	$14.30		13.46	12.58	13.55	13.72
Total Return(2)	11.29%		10.60%	(2.76)%	8.36%	32.98%

Net assets, end of period (millions)	$176.9		121.1	79.1	50.1	31.2

Ratio of net expenses to average net assets(1)	1.30	%(5)	1.32%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets(1)	1.04%		0.71%	0.35%	0.42%	0.49%
Ratio of expenses (prior to reimbursements) to average net assets	1.30	%(5)	1.31%	1.32%	1.39%	1.68%
Ratio of investment income (prior to reimbursements) to average net assets	1.04%		0.72%	0.43%	0.43%	0.21%

Portfolio turnover rate	21.37%		21.00%	24.82%	24.30%	24.45%

(1)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(2)	The total return calculation does not reflect the sales loads that may be imposed on Class A shares.
(3)	Net investment income per share has been calculated based on average shares outstanding during the period.
(4)	Prior to January 31, 2013, Class A shares were known as Class S shares.
(5)	Includes expenses not covered by the Trust’s expense limitation agreement.

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Table of Contents - Equity Funds Prospectus

Brandes International Small Cap Equity Fund – Class C Shares

For a Class C capital share outstanding throughout each period	Years Ended September 30,					January 31, 2013(3) through September 30,
	2017		2016	2015	2014	2013
Net asset value, beginning of period	$13.24		12.42	13.45	13.68	11.90

Income from investment operations:
Net investment income(7)	0.04		0.00	(0.04)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	1.30		1.19	(0.44)	1.02	1.83
Total from investment operations	1.34		1.19	(0.48)	0.98	1.81
Less distributions:
Dividends from net investment income	(0.27)		(0.17)	(0.14)	(0.32)	(0.03)
Dividends from net realized gain	(0.28)		(0.20)	(0.41)	(0.89)	—
Total distributions	(0.55)		(0.37)	(0.55)	(1.21)	(0.03)
Net asset value, end of period	$14.03		13.24	12.42	13.45	13.68
Total Return(5)	10.52%		9.78%	(3.49)%	7.60%	15.23	%(6)

Net assets, end of period (millions)	$27.2		19.8	15.1	12.3	1.5

Ratio of net expenses to average net assets(4)	2.05	%(8)	2.06%	2.07%	2.14%	2.15	%(2)
Ratio of net investment income to average net assets(4)	0.29%		(0.03)%	(0.34)%	(0.32)%	(0.25	)%(2)
Ratio of expenses (prior to reimbursements) to average net assets	2.05	%(8)	2.06%	2.07%	2.14%	2.40	%(2)
Ratio of investment income (prior to reimbursements) to average net assets	0.29%		(0.03)%	(0.34)%	(0.32)%	(0.50	)%(2)

Portfolio turnover rate	21.37%		21.00%	24.82%	24.30%	24.45	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(5)	The total return calculation does not reflect the sales loads that may be imposed on Class C shares.
(6)	The total return figure is the since inception return for the class.
(7)	Net Investment income per share has been calculated based on average shares outstanding during the period.
(8)	Includes expenses not covered by the Trust’s expense limitation agreement.

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Table of Contents - Equity Funds Prospectus

Brandes International Small Cap Equity Fund – Class R6 Shares

For a Class R6 capital share outstanding throughout each period	Year Ended September 30		June 27, 2016(3) through September 30,
	2017		2016
Net asset value, beginning of period	$13.50		12.38

Income from investment operations:
Net investment income(6)	0.18		0.04
Net realized and unrealized gain on investments	1.33		1.13
Total from investment operations	1.51		1.17
Less distributions:
Dividends from net investment income	(0.37)		(0.05)
Dividends from net realized gain	(0.28)		—
Total distributions	(0.65)		(0.05)
Net asset value, end of period	$14.36		13.50
Total Return	11.67%		9.49	%(5)

Net assets, end of period (millions)	$76.1		16.5

Ratio of net expenses to average net assets(4)	1.01	%(7)	1.00	%(2)
Ratio of net investment income to average net assets(4)	1.33%		1.03	%(2)
Ratio of expenses (prior to reimbursements) to average net assets	1.05	%(7)	1.06	%(2)
Ratio of investment income (prior to reimbursements) to average net assets	1.29%		0.97	%(2)

Portfolio turnover rate	21.37%		21.00	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Commencement of operations.
(4)	After fees waived and expenses absorbed or recouped by the Advisor, where applicable.
(5)	The total return figure is the since inception return for the class.
(6)	Net investment income per share has been calculated based on average shares outstanding during the period.
(7)	Includes expenses not covered by the Trust’s expense limitation agreement.

Shareholder Information	-108-	Financial Highlights

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APPENDIX
Additional Information about Sales Charge Variations, Waivers and Discounts

The availability of certain sales charge variations, waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a Financial Intermediary. Financial Intermediaries may impose different sales charges and have unique policies and procedures regarding the availability of sales charge waivers and/or discounts (including based on account type), which differ from those described in the Prospectus and are disclosed below. All sales charges and sales charge variations, waivers and discounts available to investors, other than those set forth below, are described in the Prospectus. To the extent a Financial Intermediary notifies the Advisor or Distributor of its intention to impose sales charges or have sales charge waivers and/or discounts that differ from those described in the Prospectus, such information provided by that Financial Intermediary will be disclosed in this Appendix.

In all instances, it is your responsibility to notify your Financial Intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge waivers or discounts. Please contact your Financial Intermediary with questions regarding your eligibility for applicable sales charge variations, waivers and discounts or for additional information regarding your Financial Intermediary’s policies for implementing particular sales charge variations, waivers and discounts. For waivers and discounts not available through a particular Financial Intermediary, shareholders will have to purchase shares directly from the Fund or through another Financial Intermediary to receive these waivers or discounts.

The information provided below for any particular Financial Intermediary is reproduced based on information provided by that Financial Intermediary. A Financial Intermediary’s administration and implementation of its particular policies with respect to any variations, waivers and/or discounts is neither supervised nor verified by the Funds, the Advisor or the Distributor.

Financial Intermediaries

At this time, there are no special arrangements with any Financial Intermediaries with respect to sales charge variations, waivers and discounts.
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PRIVACY NOTICE

Brandes Investment Trust and Brandes Investment Partners, L.P. may collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us.

We do not disclose any non-public personal information about any shareholder or former shareholder of the Funds without the shareholder’s authorization, except as required by law or in response to inquiries from governmental authorities.  We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you.  We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

If you hold shares of the Funds through a financial intermediary, such as a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary governs how your nonpublic personal information would be shared with nonaffiliated third parties.

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For more information about the Funds, the following documents are available free upon request:

Annual/Semi-annual Reports:
The Funds’ annual and semi-annual reports to shareholders contain detailed information on the Funds’ investments.  The annual report includes a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Funds, including operations and investment policies.  It is incorporated by reference in and is legally considered a part of this prospectus.

You can get free copies of the reports and the SAI, or request other information and discuss your questions about the Funds, by contacting us at:

Brandes Funds
11988 El Camino Real, Suite 600
San Diego, CA 92130
800-331-2979 (Fund-level inquiries)
800-395-3807 (Trade/Account inquiries)
www.brandesfunds.com

You can also review the Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  In addition, you can get text-only copies:

•	For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or e-mailing the Commission at: publicinfo@sec.gov.

•	Free from the Commission’s website at http://www.sec.gov.

Investment Company Act File No. 811-8614

Table of Contents - Equity Funds Prospectus